As filed with the Securities and Exchange Commission on January 3, 2025

File Nos. 33-499 and 811-4417

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933

Post-Effective Amendment No. 75

and

Registration Statement Under the Investment Company Act of 1940

Amendment No. 76

SHELTON FUNDS

(Exact Name of Registrant as Specified in its Charter)

1125 17th Street, Suite 2550, Denver, CO 80202

(Address of Principal Executive Office)

(303) 228-8985

Registrant’s Telephone Number

STEPHEN C. ROGERS

1125 17th Street, Suite 2550, Denver, CO 80202

(Name and Address of Agent for Service)

As soon as practicable after the effective date of this Amendment

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485(b)
☐	on __________ pursuant to Rule 485(b)
☐	60 days after filing pursuant to Rule 485(a)(1)
☒	75 days after filing pursuant to Rule 485(a)(2)
☐	on _______ pursuant to Rule 485(a)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Please Send Copy of Communications to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

3400 Walnut Street, Suite 700

Denver, CO 80205

Telephone: (303) 892-7381

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus	Subject to Completion	January 3, 2025

[Insert Graphics/Picture]

 PROSPECTUS

[___________ __], 2025

Radiant U.S. Smaller Companies Fund, Investor Shares: [___], Institutional Shares: [___]

The Securities and Exchange Commission has not approved or disapproved these securities or passed on whether the information in this prospectus is adequate or accurate. Any representation to the contrary is a criminal offense. The Fund is not a bank deposits and is not guaranteed, endorsed or insured by any financial institution or government entity such as the Federal Deposit Insurance Corporation (FDIC). The Fund or some share classes in this Prospectus may not be available in your state. Please check with your advisor to determine those Fund and classes available for sale in your state. The information contained in this Prospectus relates to Investor Shares and Institutional Shares of the Fund unless otherwise noted.

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RADIANT U.S. SMALLER COMPANIES FUND Ticker Symbol: [____] and [____]

Investment Objective

The Radiant U.S. Smaller Companies Fund’s investment objective is to achieve long-term capital appreciation by investing in stocks in the sustainable economy.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[Institutional share ticker]	[Investor share ticker]
Management fees	[___]%	[___]%
Distribution (12b-1) fees	none	none
Other Expenses
Shareholder Servicing Fee	none	0.25%
Other Operating Expenses	%	%
Total annual operating expenses	%	%
Expense Reimbursement(1)%		%
Total Annual Fund Operating Expenses After Expense Reimbursement	%	%

The Fund’s Advisor, Shelton Capital Management (the “Advisor”), has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed [___]% and [___]% until _____, 202[_]. This agreement may only be terminated with the approval of the Board of Trustees of Shelton Funds (the “Board”). Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Board.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
[Institutional Ticker]	$[__]	$[__]
[Investor Ticker]	$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund’s performance. Information regarding the Fund’s portfolio turnover will be provided once the Fund has completed a full fiscal year.

Principal Investment Strategies

Under normal market conditions, the Fund invests 80 percent of the net assets of the Fund (which includes the amount of any borrowings for investment purposes) in U.S. equity securities of small- and mid-cap companies that meet the Subadviser’s (as defined below) fundamental and environmental, social, and governance (“ESG”) criteria described below (measured at the time of purchase). Small- and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Bloomberg US Growth Total Return Index (as of [_____], 2025, between approximately $[__] million and $[__] billion). The Fund may also invest in equity securities of larger, more established companies.

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Radiant Global Investors LLC, the Fund’s subadviser (“Radiant” or the “Subadviser”), uses proprietary models to evaluate companies along key fundamental characteristics as well as ESG criteria. In managing the Fund, Radiant seeks to identify and invest in companies with compelling fundamentals and attractive ESG profiles.

The Subadviser’s fundamental view of companies is primarily assessed using two proprietary models: Comprehensive Quality and Stock Sentiment.

•	The Comprehensive Quality Model seeks to identify companies with higher profitability, greater earnings stability, and higher perceived sustainability of earnings as indicated by lower levels of asset growth, lower use of accruals, and other measures.

•	The Stock Sentiment Model seeks to identify companies with attractive earnings revisions, positive industry momentum, and positive news sentiment.

The Subadviser uses its proprietary Positive Change Model to evaluate companies using ESG criteria. The Positive Change Model seeks to identify companies that are “ESG Leaders” (companies believed to have leading ESG positioning in their relevant industries/sectors), “ESG Evolvers” (companies believed to be improving their ESG positioning in their relevant industries/sectors) and “Impact Leaders” (companies with products and services believed to be aligned to the United Nations Sustainable Development Goals (“UNSDGs”)). The Positive Change Model assigns multiple “scores” to each company in the Fund’s investment universe based on these ESG and Impact criteria. Company-level E, S, and G scores and combined ESG scores, along with company-level Impact scores, are the primary criteria in Radiant’s assessment of a company’s ESG profile. The Subadviser believes that these scores convey material information on a company’s operational strengths and weaknesses as well as a company’s positioning with respect to systemic forces (including climate change) that Radiant believes will economically affect all companies. The Subadviser uses proprietary and third-party data to assess ESG and Impact exposure to specific criteria, including, for example, greenhouse gas (“GHG”) emissions, water use, diversity, human rights, corporate ethical behavior and board structure/independence. The importance and weighting of ESG and Impact criteria will vary by industry/sector. Radiant defines “Impact” as the percentage of net revenue aligned to the UNSDGs, a globally accepted standard for evaluating investment impact. Radiant uses a “bottom-up” investment process in which stocks deemed to exhibit excessive tail risk (e.g., micro-cap companies, companies with excessive valuations or volatility, companies that operate in controversial business lines, and companies facing severe controversies) are first excluded from the Fund’s investment universe and not considered for investment.

Companies that operate in controversial business lines are generally those that are directly engaged in and/or derive significant revenue from, business lines that are believed to be inconsistent with environmental and socially-aware investing, including: Tobacco, Coal mining/production, Casinos and gambling. Please see the SAI for complete list of all business-line exclusions. Companies facing severe controversies are generally those that are believed to be the worst offenders when it comes to unethical behavior, environmental damage, legal liability or violation of human rights and liberties.

After excluding stocks that are deemed to exhibit excessive tail risk, an initial portfolio is constructed from companies scoring highly along both fundamental and ESG criteria, subject to risk management criteria (e.g., industry/sector exposure and position size); then Radiant performs a qualitative review before constructing the final portfolio. After purchase, the Subadviser will sell a stock if the company no longer exhibits both compelling fundamentals and an attractive ESG profile.

The Subadviser believes that incorporating ESG criteria into its investment process is an important complement to its two fundamental models (Comprehensive Quality and Stock Sentiment). The Subadviser’s objective in evaluating ESG considerations is to identify threats faced by companies, including transition and regulatory risk, as well as investment opportunities associated with the more efficient use of natural resources, more effective use of human resources and better governance. The Subadviser also believes that attractive ESG characteristics will economically advantage companies relative to their peers, potentially characterized by superior earnings growth, fewer incidents of legal or regulatory action, greater talent attraction and retention, and fewer incidents of value-destroying ethical or governance malfeasance.

The Fund will invest primarily in U.S. common stocks, but may, to a limited extent, invest in other types of securities, such as non-U.S. securities listed on U.S. securities exchanges.

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Although the Fund will attempt to invest as much of its assets as is practical in common stocks, the Fund may maintain a reasonable (up to 20%) position in in U.S. Treasury Bills and money market instruments to meet redemption requests and other liquidity needs.

The Fund may invest in stock futures contracts of indices and similar investments when holding cash or cash equivalents to keep the Fund more fully exposed to the equity markets. Utilizing futures on indices and similar investments allows the Fund to maintain a high percentage of the portfolio in the market while maintaining cash for short-term liquidity needs and other purposes.

Principal Risks

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund’s target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Style Risk. The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

SmallCap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

MidCap Stock Risk. The risk that stocks of relatively smaller capitalization within the midcap range of companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Relatively smaller capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Economic and Political Risks. Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Model and Data Risk: The Subadviser employs proprietary quantitative models in selecting investments for the Fund. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes in a factor’s historical trends and technical and other issues in the construction, implementation, maintenance and governance of the models (including, for example, problems with data sourced by the Subadviser or supplied by third parties, software issues, unauthorized changes or other types of errors). There are limitations inherent in every quantitative model and there is no guarantee that quantitative models will perform as expected or result in effective investment decisions for the Fund, particularly during rapidly changing market conditions. Additionally, commonality of holdings across quantitative asset managers may amplify losses.

ESG Investing Risk. The incorporation of ESG criteria, including ESG and Impact scores and the identification of controversial business lines and other screens, into the investment process will cause the Fund to forgo investment opportunities available to other mutual funds that do not use these criteria, or to increase or decrease its exposure to certain sectors or certain types of companies. For example, the Fund generally will not seek to invest in companies that operate in, or derive a specific amount of revenue from, controversial business lines (e.g., tobacco, nuclear armaments and other controversial weapons, and thermal coal extraction), or companies with severe controversies (e.g., severe violators of human rights and liberties). As a result, the Fund could underperform or outperform other mutual funds that do not consider ESG criteria in their investment processes. In evaluating a company, the Subadviser is dependent upon third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG data from third-party data providers may be incomplete, inaccurate or unavailable and may vary significantly from one third-party data provider to another, which could adversely affect the analysis of ESG criteria relevant to a particular company. Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by the Subadviser or any third-party research or data providers or any judgment exercised by the Subadviser will reflect the views of any particular investor or result in effective investment decisions for the Fund. The Subadviser’s ESG criteria and ESG-related investment processes may be changed periodically without shareholder approval or notice.

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Concentration and Sector Risk. If holdings of the Fund are concentrated into a few companies or economic sectors, the fund may be more volatile than a less concentrated fund and, in the event, that the holdings perform poorly, the Fund may under-perform other investments that are less concentrated. To the extent the Fund focuses its investments in one or more sectors, the Fund will be subject, to a greater extent than if its investments were less concentrated, to the risks of volatile economic cycles and/or conditions or developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Liquidity Risk. The Fund may invest in securities  that cannot be traded quickly enough in the market to prevent a loss or make the required profit.

Manager Risk. Radiant’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Radiant may not make timely purchases or sales of securities for the Fund.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Recent Market Events Risk: U.S. and international markets have experienced and may continue to experience volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance is available on the Fund’s website [_________] or by calling [_________].

Fund Management

Shelton Capital Management serves as the investment adviser to the Fund.

Radiant Global Investors LLC is the Fund’s subadviser. Investment decisions for the Fund are made by the investment team at the Subadviser which is led by Kathryn McDonald, co-founder and Head of Investments and Sustainability, Harry Prabandham, Chief Investment Officer and Kevin Lin, CFA, Senior Portfolio Manager. Mr. Prabandham and Mr. Lin are responsible for the day-to-day management of the Fund. The Radiant Investment Forum, which is chaired by Ms. McDonald, provides oversight of research and investment activities of the investment strategy for the Fund. Ms. McDonald, Mr. Prabandham, and Mr. Lin have served as portfolio managers of the Fund since its inception in [_____] 2025.

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Summary of Other Important Information About Fund Shares

Purchase and Sale of Fund Shares

The minimum initial investments and subsequent investments for Investor Class shares of the Fund are as follows:

	Minimum Initial Investment	Minimum Subsequent Investment
Accounts with Automatic Investment Plan (“AIP”)	$500	$100
All other Fund’s accounts	$1,000	$100

The minimum initial investments and subsequent investments for Institutional Class shares of the Fund are as follows:

	Minimum Initial Investment	Minimum Subsequent Investment
All accounts	$500,000	$2,500

The Distributor may change the minimum investment amounts at any time or waive them at its discretion.

You may redeem all or a portion of your shares on any business day that the Fund is open for business by mail, telephone or our website (www.sheltoncap.com).You may receive the redemption by wire, electronic fund transfer or check. The sale price of your shares will be the Fund’s next determined net asset value after the Fund’s transfer agent, or an authorized agent or sub-agent receives all required documents in good order as further described below. If you have questions or need assistance, you may call client services for Shelton Fund at (800) 955- 9988 during normal business hours (generally 8:00 a.m. to 5:00 p.m. Mountain Time).

Tax Information. For U.S. federal income tax purposes, the Fund’s distributions may be taxable as ordinary income, capital gains, exempt-interest dividends, qualified dividend income, or section 199A dividends, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Withdrawals from such a tax-advantaged investment plan will be subject to special tax rules.

Payments to Broker-Dealers and other Financial Intermediaries. If you purchase the Fund through an employee benefit plan, the Fund, Shelton Capital Management or related entities may make payments to the recordkeeper, broker/ dealer, bank, or other financial institution or organization (each a “financial intermediary”) that provides shareholder recordkeeping or other administrative services to the plan as compensation for those services. These payments may create a conflict of interest by influencing your Financial Intermediary to make available the Fund over other mutual funds or investments. You should ask your financial intermediary about differing and divergent interests and how it is compensated for administering your Fund investment.

Investment Objectives and Principal Strategies

The investment objectives and strategies of the Fund are non-fundamental and may be changed without shareholder approval. Shareholders will be given at least 60 days’ advance notice of any change in the Fund’s 80% investment policy. Shareholders will be given advance notice of material changes to the Fund’s investment objective or other non-fundamental investment policies. If there is a change in the investment objective or strategies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of the Fund will be achieved.

Under normal market conditions, the Fund invests 80 percent of the net assets of the Fund (which includes the amount of any borrowings for investment purposes) in U.S. equity securities of small- and mid-cap companies that meet the Subadviser’s fundamental and environmental, social, and governance (“ESG”) criteria described below (measured at the time of purchase). Small- and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Bloomberg US Growth Total Return Index (as of [_____], 2025, between approximately $[__] million and $[__] billion). The Fund may also invest in equity securities of larger, more established companies.

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The Subadviser uses proprietary models to evaluate companies along key fundamental characteristics as well as ESG criteria. In managing the Fund, Radiant seeks to identify and invest in companies with compelling fundamentals and attractive ESG profiles.

The Subadviser’s fundamental view of companies is primarily assessed using two proprietary models: Comprehensive Quality and Stock Sentiment.

•	The Comprehensive Quality Model seeks to identify companies with higher profitability, greater earnings stability, and higher perceived sustainability of earnings as indicated by lower levels of asset growth, lower use of accruals, and other measures.

•	The Stock Sentiment Model seeks to identify companies with attractive earnings revisions, positive industry momentum, and positive news sentiment.

The Subadviser uses its proprietary Positive Change Model to evaluate companies using ESG criteria. The Positive Change Model seeks to identify companies that are “ESG Leaders” (companies believed to have leading ESG positioning in their relevant industries/sectors), “ESG Evolvers” (companies believed to be improving their ESG positioning in their relevant industries/sectors) and “Impact Leaders” (companies with products and services believed to be aligned to the United Nations Sustainable Development Goals (“UNSDGs”)). The Positive Change Model assigns multiple “scores” to each company in the Fund’s investment universe based on these ESG and Impact criteria. Company-level E, S, and G scores and combined ESG scores, along with company-level Impact scores, are the primary criteria in Radiant’s assessment of a company’s ESG profile. The Subadviser believes that these scores convey material information on a company’s operational strengths and weaknesses as well as a company’s positioning with respect to systemic forces (including climate change) that Radiant believes will economically affect all companies. The Subadviser uses proprietary and third-party data to assess ESG and Impact exposure to specific criteria, including, for example, greenhouse gas (“GHG”) emissions, water use, diversity, human rights, corporate ethical behavior and board structure/independence. The importance and weighting of ESG and Impact criteria will vary by industry/sector. Radiant defines “Impact” as the percentage of net revenue aligned to the UNSDGs, a globally accepted standard for evaluating investment impact. Radiant uses a “bottom-up” investment process in which stocks deemed to exhibit excessive tail risk (e.g., micro-cap companies, companies with excessive valuations or volatility, companies that operate in controversial business lines, and companies facing severe controversies) are first excluded from the Fund’s investment universe and not considered for investment.

Companies that operate in controversial business lines are generally those that are directly engaged in and/or derive significant revenue from, business lines that are believed to be inconsistent with environmental and socially-aware investing, including: Tobacco, Coal mining/production, Casinos and gambling. Please see the SAI for complete list of all business-line exclusions. Companies facing severe controversies are generally those that are believed to be the worst offenders when it comes to unethical behavior, environmental damage, legal liability or violation of human rights and liberties.

After excluding stocks that are deemed to exhibit excessive tail risk, an initial portfolio is constructed from companies scoring highly along both fundamental and ESG criteria, subject to risk management criteria (e.g., industry/sector exposure and position size); then Radiant performs a qualitative review before constructing the final portfolio. After purchase, the Subadviser will sell a stock if the company no longer exhibits both compelling fundamentals and an attractive ESG profile.

The Subadviser believes that incorporating ESG criteria into its investment process is an important complement to its two fundamental models (Comprehensive Quality and Stock Sentiment). The Subadviser’s objective in evaluating ESG considerations is to identify threats faced by companies, including transition and regulatory risk, as well as investment opportunities associated with the more efficient use of natural resources, more effective use of human resources and better governance. The Subadviser also believes that attractive ESG characteristics will economically advantage companies relative to their peers, potentially characterized by superior earnings growth, fewer incidents of legal or regulatory action, greater talent attraction and retention, and fewer incidents of value-destroying ethical or governance malfeasance.

The Fund will invest primarily in U.S. common stocks, but may, to a limited extent, invest in other types of securities, such as non-U.S. securities listed on U.S. securities exchanges.

Although the Fund will attempt to invest as much of its assets as is practical in common stocks, the Fund may maintain a reasonable (up to 20%) position in in U.S. Treasury Bills and money market instruments to meet redemption requests and other liquidity needs.

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The Fund may invest in stock futures contracts of indices and similar investments when holding cash or cash equivalents to keep the Fund more fully exposed to the equity markets. Utilizing futures on indices and similar investments allows the Fund to maintain a high percentage of the portfolio in the market while maintaining cash for short-term liquidity needs and other purposes.

Institutional or other large investors are permitted to invest in the Fund. As a result, the Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the Fund’s performance or liquidity if the Fund was required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains or losses, increase the Fund’s transaction costs and impact liquidity.

Additional Policies of the Fund

Temporary Defensive Positions. In certain market conditions, some or all of a of the Fund’s securities may be sold and the proceeds retained as cash, or temporarily invested in U.S. government securities or money market instruments, if the Fund’s investment manager believes it is in the best interest of shareholders to do so. As of the date of this Prospectus, this has never happened; but if it were to occur, the investment goals of the relevant Fund might not be achieved.

Investment Risks

Investors should recognize that investing in securities presents certain risks that cannot be avoided. There is no assurance that the investment objectives of any Fund will be achieved. The following includes some of the principal and non-principal risks involved in investing in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. Investing in securities creates indirect exposure to the various business risks to which their issuers are subject, which may include sector-, industry-, or region-specific risks. There is more information about these and other risks in the Statement of Additional Information (SAI).

Concentration and Sector Risk. If holdings of the Fund are concentrated into a few companies or economic sectors, the fund may be more volatile than a more diversified Fund and in the event that the holdings perform poorly, the Fund may under-perform other investments that are less concentrated. With respect to the Radiant U.S. Smaller Companies Fund, the significant concentration of green economy companies makes the Fund’s performance particularly sensitive to this specific sector. Negative performance in the green economy sector may result in negative Fund performance. Additionally, the significant concentration of consumer, non-cyclical stocks makes the Fund’s performance particularly sensitive to this specific sector. Negative performance in the consumer, non-cyclical sector may result in negative Fund performance.

Credit Risk. The value of a debt security may decline if the market believes it is less likely that the issuer will make all payments of interest and principal as required. This could occur because of actual or perceived deterioration in the issuer’s or a guarantor’s financial condition, or in the case of asset-backed securities, the likelihood that the loans backing a security will be repaid in full. The Fund could lose money if the issuer or guarantor of a debt security becomes bankrupt or subject to a special resolution regime, or is otherwise unable or unwilling to make timely interest and/or principal payments, or honor its obligations. Securities are subject to varying degrees of credit risk, which may be reflected by their ratings; however, such ratings may overestimate or underestimate the likelihood of default and may not accurately reflect the true credit risk of a security. The credit risk associated with corporate debt securities may change as the result of an event such as a large dividend payment, leveraged buyout, debt restructuring, merger, or recapitalization; such events are unpredictable and may benefit shareholders or new creditors at the expense of existing debt holders. Credit risk is likely to increase during periods of economic uncertainty or downturns. Credit risk associated with non-U.S. dollar denominated securities may increase if the value of an issuer’s home currency declines relative to the U.S. dollar. If a debt security owned by the Fund ceases to be rated or is downgraded below a permitted threshold, the Fund may (but is not required to) sell the security.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Derivatives Risk. Derivatives are financial instruments, including futures contracts, the values of which are based on the value of one or more underlying assets, such as stocks, bonds, currencies, interest rates, and market indexes. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets and other more traditional investments. The market value of derivatives may be more volatile than that of other investments and can be affected by changes in interest rate or other market developments. The use of derivatives may accelerate the velocity of possible losses. Each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation and the possibility that a derivative may not correlate perfectly or as expected with its underlying asset, rate, or index. Derivatives create leverage because the upfront payment required to enter into a derivative is often much smaller than the potential for loss (which may in theory be unlimited). A derivative may be subject to liquidity risk, especially during times of financial market distress; certain types of derivatives may be terminated or modified only with the consent of their counterparties. The use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own. Derivatives are specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. Although the use of derivatives is intended to enhance the Fund’s performance, it may instead reduce returns and increase volatility, or have a different effect than anticipated, especially in unusual or extreme market conditions. Suitable derivatives transactions may not be available in all circumstances and there can be no assurance that a particular derivative position will be available or used by the Fund or that, if used, such strategies will be successful. Regulations may require the Fund buy or sell a security at a disadvantageous time or price to maintain offsetting positions or asset coverage in connection with certain derivatives transactions. Use of derivatives may increase the amount and change the timing of taxes payable by shareholders.

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Economic and Political Risks. These risks may be short-term by causing a change in the market that is corrected in a year or less, or they may have long-term impacts which may cause changes in the market that last for many years. Some factors may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Equity Risk Equity securities represent an ownership interest in an issuer rather than a right to receive a specified future payment. This makes equity securities more sensitive than debt securities to changes in an issuer’s earnings and overall financial condition; as a result, equity securities are generally more volatile than debt securities. Equity securities may lose value as a result of changes relating to the issuers of those securities, such as management performance, financial leverage, or changes in the actual or anticipated earnings of a company, or as a result of actual or perceived market conditions that are not specific to an issuer. Even when the securities markets are generally performing strongly, there can be no assurance that equity securities held by the Fund will increase in value. Because the rights of all of a company’s creditors are senior to those of holders of equity securities, shareholders are least likely to receive any value if an issuer files for bankruptcy. Investments in equity securities may create indirect exposure to interest rate, credit, and currency risk. Securities of non-U.S. issuers are exposed to currency risk, even if they are denominated in U.S. dollars. Debt and equity investments in commodity-related issuers create exposure to commodity risks, which may include unpredictable changes in value, supply and demand, and government regulation.

ESG Risk. The incorporation of ESG criteria, including ESG and Impact scores and the identification of controversial business lines and other screens, into the investment process will cause the Fund to forgo investment opportunities available to other mutual funds that do not use these criteria, or to increase or decrease its exposure to certain sectors or certain types of companies. For example, the Fund generally will not seek to invest in companies that operate in, or derive a specific amount of revenue from, controversial business lines (e.g., tobacco, nuclear armaments and other controversial weapons, and thermal coal extraction), or companies with severe controversies (e.g., severe violators of human rights and liberties). As a result, the Fund could underperform or outperform other mutual funds that do not consider ESG criteria in their investment processes. In evaluating a company, the Subadviser is dependent upon third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG data from third-party data providers may be incomplete, inaccurate or unavailable and may vary significantly from one third-party data provider to another, which could adversely affect the analysis of ESG criteria relevant to a particular company. Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by the Subadviser or any third-party research or data providers or any judgment exercised by the Subadviser will reflect the views of any particular investor or result in effective investment decisions for the Fund. The Subadviser’s ESG criteria and ESG-related investment processes may be changed periodically without shareholder approval or notice. Moreover, the Subadviser’s ESG criteria and ESG-related investment processes may vary from that of other mutual funds or their investment advisers because there are no generally accepted standards for ESG disclosure or evaluation.

Income Risk. The income you earn from the Fund may decline due to declining interest rates. This is because, in a falling interest rate environment, the Fund generally will have to invest the proceeds from sales of Fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see “Call Risk” above), into lower-yielding securities.

Interest Rate Risk. Debt securities that pay interest based on a fixed rate are subject to the risk that they will decline in value if interest rates rise. Interest rate changes may occur suddenly and unexpectedly, and may be caused by a wide variety of factors including central bank monetary policy, inflation rates, and general economic conditions. The Fund may lose money as a result of such movements. The longer the remaining maturity of a debt security, the more its value is likely to be affected by changes in interest rates. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The values of equity and other non-debt securities may also decline due to fluctuations in interest rates. The Fund may choose not to or be unable to hedge itself fully against changes in interest rates. If the Fund uses derivatives to hedge against changes in interest rates, those hedges may not work as intended and may decrease in value if interest rates move differently than anticipated. Interest rates are currently at or near historic lows in many developed countries, including the United States, which increases the risk that interest rates will rise. In the United States, the Federal Reserve Board has already begun, and may continue, to raise interest rates. Non-fixed rate instruments (i.e., variable and floating rate securities) generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, non-fixed-rate instruments will not generally increase in value if interest rates decline. If the Fund holds variable or floating rate securities, a decrease in market interest rates may adversely affect the income received from such securities.

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Large Shareholder Transactions Risk. The Fund may be adversely impacted when certain large shareholders, including institutional investors, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. As a result, the Fund may experience redemptions resulting in large outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains or losses and increase the Fund’s transaction costs or decrease the liquidity of the Fund’s portfolio. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. Large redemptions of Fund shares could also result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder, which could exacerbate any potential negative effects experienced by the Fund.

LargeCap Stock Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk is the risk that the Fund may not be able to buy or sell an investment at an advantageous time or price, which could force the Fund to hold a security that is declining in value or forego other investment opportunities. An illiquid instrument is harder to value because there may be little or no market data available based on purchases or sales of the instrument. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities. The Fund may also experience liquidity risk to the extent it invests in private placement securities, securities of issuers with smaller market capitalizations, or securities with substantial market and/or credit risk. The liquidity of an issuer’s securities may decrease if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the issuer. Liquidity risk is greater for below investment grade securities and restricted securities, especially in difficult market conditions. Over the past three decades, bond markets have grown more quickly than dealer capacity to engage in fixed income trading. In addition, recent regulatory changes applicable to financial intermediaries that make markets in debt securities have restricted or made it less desirable for those financial intermediaries to hold large inventories of less liquid debt securities. Because market makers provide stability to a market through their intermediary services, a reduction in dealer inventory may lead to decreased liquidity and increased volatility in the fixed income markets. Additional legislative or regulatory actions to address perceived liquidity or other issues in the debt securities markets could alter or impair the Fund’s ability to pursue its investment objectives or use certain investment strategies and techniques. Liquidity risk may intensify during periods of economic uncertainty. Debt securities with longer durations may face heightened liquidity risk. Unusually high redemption requests or other unusual market conditions may make it difficult for the Fund to honor redemption requests within the permitted period. Meeting such requests could require the Fund to sell securities at reduced prices or under unfavorable conditions. Other market participants may be attempting to liquidate holdings at the same time as the Fund, which could increase supply in the market and contribute to liquidity risk.

Manager Risk. The Subadviser’s opinion about the intrinsic worth or creditworthiness of a company, security, or other investment may be incorrect or the market may continue to undervalue the company, security, or other investment, and may not make timely purchases or sales of securities for the Fund; and the Fund’s investment objective may not be achieved. The Fund are subject to various operational risks, including risks associated with the calculation of net asset value. In particular, errors or systems failures and other technological issues may adversely impact the Fund’s calculation of its net asset value, and such net asset value calculation issues could result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset value for some period. The Fund may be unable to recover any losses associated with such failures.

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Model and Data Risk: The Subadviser employs proprietary quantitative models in selecting investments for the Fund. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes in a factor’s historical trends, and technical and other issues in the construction, implementation, maintenance and governance of the models (including, for example, problems with data sourced by the Subadviser or supplied by third parties, software issues, unauthorized changes or other types of errors). There are limitations inherent in every quantitative model and there is no guarantee that quantitative models will perform as expected or result in effective investment decisions for the Fund, particularly during rapidly changing market conditions. Additionally, commonality of holdings across quantitative asset managers may amplify losses.

The use of proprietary quantitative models could be adversely impacted by unforeseeable software or hardware malfunction and other technological failures, power loss, software bugs, malicious code such as “worms,” viruses or system crashes, or various other events or circumstances within or beyond the control of the Subadviser. Certain of these events or circumstances may be difficult, or even impossible, to detect or prevent. The Subadviser’s proprietary quantitative models have been formulated, in part, using historical data, and historical data may not be predictive of future price movements. Models may not be reliable if unusual or disruptive events cause market movements, the nature or size of which are inconsistent with the historical performance of individual markets and their relationship to one another or to other macroeconomic events. Models also rely heavily on data that may be licensed from a variety of sources, and the functionality of the models depends, in part, on the timeliness and accuracy of voluminous data inputs.

Market Exposure Risk. The market price of a security or other investment may increase or decrease, sometimes suddenly and unpredictably. Investments may decline in value because of factors affecting markets generally, such as real or perceived challenges to the economy, national or international political events, natural disasters, the spread of infectious illness or other public health issue, changes in interest or currency rates, adverse changes to credit markets, or general adverse investment sentiment. The prices of investments may reflect factors affecting one or more industries, such as the price of specific commodities or consumer trends, or factors affecting particular issuers. During a general downturn in the markets, multiple asset classes may decline in value simultaneously. Market disruptions may prevent the Fund from implementing investment decisions in a timely manner. Fluctuations in the value of the Fund’s investments will cause that Fund’s share price to fluctuate. An investment in the Fund, therefore, may be more suitable for long-term investors who can bear the risk of short- and long-term fluctuations in the Fund’s share price. In the case of the Fund designed to track passively the performance of the associated index, the Fund does not intend to take steps to reduce its market exposure in any market.

MidCap Stock Risk. The risk that stocks of relatively smaller capitalization within the midcap range of companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Relatively smaller capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Non-U.S. Currency Risk. Non-U.S. currencies may decline relative to the U.S. dollar and affect the Fund’s investments in non-U.S. currencies, in securities that are denominated in non-U.S. currencies, in securities of issuers that are exposed to non-U.S. currencies, or in derivatives that provide exposure to non-U.S. currencies. When a given currency depreciates against the U.S. dollar, the value of securities denominated in that currency typically declines. A U.S. dollar-denominated depositary receipt is exposed to currency risk if the security underlying it is denominated in a non-U.S. currency. Currency depreciation may affect the value of U.S. securities if their issuers have exposure to non-U.S. currencies and non-U.S. issuers may similarly be exposed to currencies other than those in which their securities are denominated and the country in which they are domiciled. Shelton Capital Management may not be able to accurately estimate an issuer’s non-U.S. currency exposure.

Non-U.S. Investment Risk. Non-U.S. securities (including ADRs and other securities that represent interests in non-U.S. issuer’s securities) involve some special risks such as exposure to potentially adverse foreign political and economic developments; market instability; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; foreign taxes that could reduce returns; higher transaction costs and foreign brokerage and custodian fees; inability to vote proxies, exercise shareholder or bondholder rights, pursue legal remedies, and obtain judgments with respect to foreign investments in foreign courts; possible insolvency of a sub-custodian or securities depository; and fluctuations in foreign exchange rates that decrease the investment’s value (although favorable changes can increase its value). Non-U.S. stock markets may decline due to conditions unique to an individual country or within a region, including unfavorable economic conditions relative to the United States or political and social instability or unrest. Non-U.S. investments may become subject to economic sanctions or other government restrictions by domestic or foreign regulators, which could negatively impact the value or liquidity of those investments. There may be increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities. Governments in certain foreign countries participate to a significant degree, through ownership or regulation, in their respective economies. Action by such a government could have a significant effect on the market price of securities issued in its country. These risks may be higher when investing in emerging market issuers. Certain of these risks also apply to securities of U.S. issuers with significant non-U.S. operations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in a different country or region.

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Option Call and Put Risk. The Fund’s option strategy may limit the upside performance of any position for which a call is sold and may increase costs when puts are purchased. When selling a call, the Fund is effectively selling upside stock performance in exchange for immediate cash flow. In markets where a stock position goes up dramatically, this could cause the Fund to under-perform its benchmark and the equity markets in general. When buying a put, the Fund is spending a premium to protect the downward movement of the value of a position in the Fund’s portfolio. In the event the value of the position went up during the life of the put option, the option would expire without value and the Fund will have lost the premium paid.

Portfolio Turnover. The Fund generally intend to purchase securities for long-term investments rather than short-term gains except for the United States Treasury Trust. However, a security may be held for a shorter than expected period of time if, among other things, Shelton needs to raise cash in the Fund or feels that it is appropriate to do so. Portfolio holdings may also be sold sooner than anticipated due to unexpected changes in the markets. Buying and selling securities may involve incurring some expense to the Fund, such as commissions paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund’s annual portfolio turnover, the greater its brokerage costs and the greater likelihood that it will realize taxable capital gains. Increased brokerage costs may affect the Fund’s performance. Also, unless you are a tax-exempt investor, or you purchase shares through a tax-advantaged account, the distributions of capital gains may affect your after- tax return. For some Fund, annual portfolio turnover of 100% or more is considered high.

Prepayment Risk. The risk that declining interest rates may cause borrowers to prepay mortgages and debt obligations underlying the securities owned by the Fund. The proceeds received by the Fund from prepayments will likely be reinvested at interest rates lower than the original investment, thus resulting in a reduction of income to the Fund. Likewise, rising interest rates could reduce prepayments and extend the life of securities with lower interest rates, which may increase the sensitivity of the Fund’s value to rising interest rates.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

Regulatory Risk. New laws and regulations promulgated by governments and regulatory authorities may affect the value of securities issued by specific companies, in specific industries or sectors, or in all securities issued in the affected country. In times of political or economic stress or market turmoil, governments and regulators may intervene directly in markets and take actions that may adversely affect certain industries, securities, or specific companies. Government and/or regulatory intervention may reduce the value of debt and equity securities issued by affected companies and may also severely limit the Fund’s ability to trade those securities.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in interest rates, changes in the prospect for earnings and/ or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, reduced demand for commercial and office space, increases in maintenance or tenant improvement costs and costs to convert properties for other uses, fluctuations in occupancy levels, changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive, and other economic, political or regulatory matters affecting the real estate industry. REITs may also fail to qualify for tax free pass-through of income or may fail to maintain their exemptions from investment company registration. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

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Risk of Investing in Other Investment Companies. The Fund may invest in unaffiliated investment companies as permitted under Section 12(d)(1) of the 1940 Act. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level. To the extent the Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investment will be reduced by the operating expenses including investment advisory and administration fees, of such investment Fund, and will be further reduced by Fund expenses, including management fees; that is, there will be a layering of certain expenses. Investments in investment companies also may involve the payment of substantial premiums above the value of such companies’ portfolio securities.

The Fund may invest cash holdings in affiliated or non-affiliated money market Fund as permitted under Section 12(d)(1) of the 1940 Act and the rules promulgated under that section. In addition, the Fund may invest in other investment companies that invest in a manner consistent with the Fund’s investment objective and strategies, including the use of ETFs. Some ETFs have obtained exemptive orders permitting other investment companies to acquire their securities in excess of the limits of Section 12(d)(1) of the 1940 Act.

Sector Risk. To the extent the Fund focuses its investments in securities of issuers in one or more sectors, the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental, regulatory or other developments. The small- and mid-cap sector of the U.S. stock market includes a significant number of companies the securities of which may be characterized as technology or technology-related, health care and industrial investments. The value of the Fund’s investments in the small- and mid-cap sector of the stock market will be impacted by developments affecting technology and technology-related, health care and industrial stocks generally (e.g., intense competition, rapid obsolescence of products and services, and current and potential government regulation).

SmallCap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Style Risk. The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

Temporary Defensive Positions. In certain market conditions, some or all of a of the Fund’s securities may be sold and the proceeds retained as cash, or temporarily invested in U.S. government securities or money market instruments, if the Fund’s investment manager believes it is in the best interest of shareholders to do so. As of the date of this Prospectus, this has never happened; but if it were to occur, the investment goals of the relevant Fund might not be achieved.

Valuation Risk. Some or all of the securities held by the Fund may be valued using “fair value” techniques, rather than market quotations, under the circumstances described in this Prospectus under “How Fund Shares are Priced.” Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sales or closing prices. No assurance can be given that the use of these fair value procedures will always best represent the price at which the Fund could sell the affected portfolio security or result in a more accurate net asset value per share of the Fund.

Fund Organization and Management

Shelton Fund. Shelton Funds, a Delaware statutory trust (the “Trust”), is a family of 10 no-load mutual funds, nine each of which are described in another combined prospectus. The Board of Trustees (the “Board” or the “Trustees”), consisting of four individuals, has primary responsibility for the oversight of the management of the Fund for the benefit of its shareholders, not day-to-day management. The Board authorizes the Trust to enter into service agreements with Shelton Capital Management and other service providers to provide necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements.

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Shelton Capital Management. The investment advisor for the Fund is Shelton Capital Management, 1125 17th Street, Suite 2550, Denver, CO 80202. Shelton manages $[___] billion of assets as of [______], 2025. Shelton has been managing mutual Fund since 1985. Shelton is responsible for managing the Fund and handling the administrative requirements of the Fund. As compensation for managing the Fund, Shelton receives a management fee from the Fund of [___]% of the Fund’s average daily net assets. Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies (including commissions, mark-ups and mark-downs), leverage interest, other transactional expenses, annual account fees for margin accounts, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed [___]% and [___]% until [___]. This agreement may only be terminated or modified in respect of the Funds with the approval of the Board of Trustees. Shelton will be permitted to recapture, on a class-by-class basis, expenses it has reimbursed through this letter agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in this letter agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such fees and expenses more than three years after the date on which the fees or expenses were deferred. Any such reimbursement is subject to the review and approval of the Board of Trustees.

Radiant Global Investors LLC. Radiant serves as subadviser to the Fund pursuant to a subadvisory agreement (the “Subadvisory Agreement”) with the Adviser. Radiant makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment program. Radiant is a women-led and majority diverse-employee-owned investment manager that specializes in building ESG-integrated investment strategies. All current employees are partners of the firm. Radiant, which was founded in 2021, is comprised of an investment team that came from Rosenberg Equities, a global investment firm and pioneer in quantitative investing, and brings over sixty years of collective experience investing in U.S., global and emerging markets small and large cap stocks. The Subadviser’s principal office is located at 21 Orinda Way, Suite C-546, Orinda, CA 94563. As of [_________], 2025, Radiant had approximately $[___] million in assets under management. Shelton Capital Management compensates Radiant for its services as Subadviser out of Shelton Capital Management’s investment management fees from the Fund. Radiant receives a sub-advisory fee from Shelton Capital Management of [___]% of the Fund’s average daily net assets, adjusted proportionately to the overall management fee for any reimbursements due to agreed expense limitations.

Investment decisions for the Fund are made by the Radiant investment team. The Radiant investment team has over sixty years of combined experience in equity investing in small and large cap companies around the globe, as well as depth of knowledge as practitioners in evaluating the intersection between environmental, social and governance considerations and investment insights.

Kathryn McDonald is co-founder and Head of Investments and Sustainability. Ms. McDonald leads the firm’s ESG and impact research effort with a heavy focus on investment modeling, data vetting and thematic research. Ms. McDonald, who was previously Head of Sustainable Investing at Rosenberg Equities, has over 29 years of investment and research experience, and also chairs the Radiant Investment Forum. She holds a Master of International Management from The American Graduate School of International Management and an undergraduate degree in Economics from Willamette University.

Harry Prabandham is a Partner and Chief Investment Officer. Mr. Prabandham is responsible for the overall management of investment strategies including research, portfolio modelling, portfolio construction and portfolio review. Mr. Prabandham, who was previously Head of Multi-factor and Alpha strategies at Rosenberg Equities, has 17 years of investment experience. He also has over 10 years of experience in Quantitative Financial Modeling, M&A and Software Engineering. He has an MBA from The Wharton School at the University of Pennsylvania, a Master of Computer Science from the Indian Statistical Institute and a bachelor’s degree in Mechanical Engineering from Bangalore University.

Kevin Lin, CFA, is a Partner and Senior Portfolio Manager. Mr. Lin is responsible for carrying out the investment process including research, portfolio modelling, portfolio construction and portfolio review. Mr. Lin, who was previously Principal Researcher for Multi-Factor and Active Strategies at Rosenberg Equities and lead portfolio manager for small cap strategies, has 20 years of quantitative investment experience. He is a CFA Charterholder and earned a Master of Science in Statistics from Stanford University, a Master of Financial Engineering from the University of California at Berkeley and an undergraduate degree in Atmospheric Sciences from the National Taiwan University.

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The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Fund.

How to Buy Shares

You may buy shares directly from RFS Partners, LP, an affiliate of Shelton Capital Management, the Fund’s distributor (The “Distributer”), or through third-party distributors, brokerage firms and retirement plans. If you invest through a third-party distributor, many of the policies, options and fees charged for the transaction may be different. You should contact them directly for information regarding how to invest or redeem through third-party distributors.

The following information is specific to buying directly from the Distributor.

Opening an Account. You can open an account online or by downloading an application from our website at www.sheltoncap.com and mailing the completed form to us. For questions, call us at (800) 955-9988.

You will find all the necessary application materials included in the packet accompanying this Prospectus. You may also open an account online by accessing our website at www.sheltoncap.com. Additional paperwork may be required for entity investors, including corporations, associations, and trusts, and for certain fiduciaries.

The Distributor may change the minimum investment amounts at any time or waive them at its discretion. To protect against fraud, it is the policy of the Fund not to accept unknown third-party checks for the purposes of opening new accounts or purchasing additional shares. If you have any questions concerning the application materials, wire transfers, our yields and net asset values, or our investment policies and objectives, please call us toll-free at (800) 955-9988.

Shareholder Service Fees

These fees are computed as a 0.25% annual percentage of the average daily net assets of Investor class of shares of the Fund.

How to Buy Shares – Initial Purchase

Make your check payable to the name of the Fund in which you are investing and mail it with the application to the transfer agent of the Fund, Ultimus Fund Solutions, at the address indicated below. Please note the minimum initial investments previously listed.

Shelton Fund

C/O Ultimus Fund Solutions

4221 N. 203rd Street, Ste. 100

Elkhorn, NE 68022

You may also forward your check (and application, for new accounts) to the Fund’s offices, which will in turn forward your check (and application, for new accounts) on your behalf to the Fund’s agent for processing. You will receive the share price next determined after your check has been received by the agent. Please note that this means that the shares will be purchased at the next calculated price after receipt by the agent, which is typically the next business day following receipt at the Fund’s offices. The Fund’s office is located at the following address:

Shelton Fund

1125 17th Street, Ste. 2550

Denver, CO 80202

You also may buy shares of the Fund through selected securities brokers. Your broker is responsible for the transmission of your order to Ultimus Fund Solutions, the Fund’s transfer agent, and may charge you a fee. You will generally receive the share price next determined after your order is placed with your broker, in accordance with your broker’s agreed upon procedures with the Fund. Your broker can advise you of specific details.

Purchasing by Exchange

You may purchase shares in the Fund by exchanging shares from an account in one of our other Funds, including other mutual Fund managed by Shelton Capital Management which are not described in this Prospectus. Please see our website, call the number above, or consult your financial adviser or broker for more information. Such exchanges must meet the minimum amounts required for initial or subsequent investments. When opening an account by exchanging shares, your new account must be established with the same registration and an exchange authorization must be in effect. If you have an existing account with us and an exchange authorization in effect, call (800) 955- 9988 during normal business hours (8:00 a.m. to 5:00 p.m. Mountain Time, Monday-Thursday, 8:00 a.m. to 4:00 p.m., Friday) to exchange shares. You may also exchange shares by accessing our website at www.sheltoncap.com. You must complete the online access agreement in order to access your account online. An exchange of shares of one Fund for shares of another Fund is treated for tax purposes as the sale of shares of one Fund and the purchase of shares in the other, with the sale producing a capital gain or loss for tax purposes. All transactions are processed at the share price next calculated after receiving the instructions in good order (as described below), generally at the normally scheduled close of trading on the New York Stock Exchange (“NYSE”), typically 4:00 p.m. Eastern Time.

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Wiring Instructions and Use of Checks

For wiring money to your account, you can obtain specific wire instructions by calling (800) 955-9988. In order to make your order effective, we must have your order in good form as described below. Please note the Fund and Shelton reserve the right to reject any purchase. Your purchase will be processed at the net asset value next calculated after your order has been received by the Fund’s agent. You will begin to earn dividends as of the first business day following the day of your purchase. All your purchases must be made in U.S. dollars, and checks must be drawn on banks located in the United States. We reserve the right to limit the number of investment checks processed at one time. If a check does not clear, we will cancel your purchase. You will be liable for any losses and fees incurred in connection with a check that does not clear for any reason, including insufficient funds. When you purchase by check, redemption proceeds will not be sent until we are satisfied that the investment has been collected (confirmation of clearance may take up to 15 days). Payments by check or other negotiable bank deposit will normally be effective within 2 business days for checks drawn on a member of the Federal Reserve System and longer for most other checks. You can wire federal Fund from your bank or broker, which may charge you a fee. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such delivery services does not constitute receipt by the Fund’stransfer agent or the Fund.

Purchasing Additional Shares

Make your check payable to the Fund in which you are investing, write your account number on the check, and mail your check with the deposit slip from your most recent statement to the address printed on your account statement. There is a $100 minimum for subsequent investments. After setting up your online account, you may obtain a history of transactions for your account(s) by accessing our website at www.sheltoncap.com.

Automatic Investment Plan

Using the Fund’s Automatic Investment Plan, or AIP, you may arrange to make additional purchases automatically by electronic Fund transfer (“EFT”) from your checking or savings account. Your bank must be a member of the Automated Clearing House. You can terminate the program with ten days written notice. There is no fee to participate in this program, however, a service fee of $25.00 will be deducted from your account for any AIP purchase that does not clear due to insufficient Fund, or if prior to notifying the Fund in writing or by telephone to terminate the plan, you close your bank account or take other action in any manner that prevents withdrawal of the Fund from the designated checking or savings account. Investors may enroll on our website or by calling the Fund and obtaining a paper form. The share prices of the Fund are subject to fluctuations. Before undertaking any plan for systematic investment, you should keep in mind that such a program does not assure a profit or protect against a loss. We reserve the right to suspend the offering of shares of any of the Fund for a period of time and to reject any specific purchase order in whole or in part. The Fund do not send individual transaction confirmations to individuals participating in an automatic investment plan. You will receive a quarterly statement of all transactions occurring during the most recent calendar quarter.

How Fund Shares are Priced

The share price (net asset value per share or NAV) for the Fund is normally calculated as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. The NAV is calculated by dividing Fund net assets (i.e. total assets minus total liabilities) by the number of shares outstanding. For purposes of determining the NAV, security transactions are normally recorded one business day after the trade date. If the NYSE is unexpectedly closed due to weather or other extenuating circumstances on a day it would normally be open for business, or if the NYSE has an unscheduled early closing, the Fund reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day. If the Fund’s authorized agent receives your request in good order (as described below) before the time as of which the Fund prices its shares (generally the normally scheduled close of trading on the NYSE, at 4:00 p.m. Eastern Time), your transactions will be priced at that day’s NAV. If your request is received after such time, it will be priced at the next business day’s NAV. The Fund cannot accept orders that request a particular day or price for your transaction or any other special conditions. The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. ET. Some securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the Fund do not calculate their NAVs. This could cause the value of the Fund’s portfolio investments to be affected by trading on days when you cannot buy or sell shares.

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For purposes of calculating the NAV, portfolio holdings for which market quotations are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Other portfolio holdings, such as debt securities, certain preferred stocks, and derivatives traded over the counter, are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange and centrally cleared derivatives are generally valued at the price determined by the relevant clearing house. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual Fund are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees.

The Board of Trustees has appointed Shelton Capital Management to make fair value determinations in accordance with the Fund’s Valuation Policies (“Valuation Policies”), subject to Board oversight. Shelton Capital Management has established a Pricing Committee. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its NAV. Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

How to Sell Shares

You may redeem all or a portion of your shares on any business day that the Fund are open for business. Your shares will be redeemed at the net asset value next calculated (after the close of the NYSE which is 4:00 p.m. Eastern Time) after the Fund’s agent has received your redemption request in good order (as described below). Remember that the Fund may hold redemption proceeds until we are satisfied that we have collected the purchase price for any shares purchased by check. To avoid possible delays, which could be up to 15 days, you should consider making your investment by wire, following the instructions as described in the section titled “Wire Instructions” in this Prospectus.

By Mail

If you have not elected telephone redemption or transfer privileges, you must send a letter of instruction. Additionally, if the check is to be made payable to a third-party or sent to an address other than the address of record, you must obtain a “medallion signature guarantee” on the letter of instruction. The letter of instruction must specify (i) the name of the Fund, (ii) the number of shares to be sold and/or the dollar amount, (iii) your name(s), and (iv) your account number(s). The letter of instruction is to be mailed to the Fund’s offices. If you have additional questions, please contact us at (800) 955-9988. The Fund’s Transfer Agent requires that each individual’s signature(s) appearing on a redemption request be guaranteed by an eligible signature guarantor such as a commercial bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. This policy is designed to protect shareholders who do not elect telephone privileges on their accounts.

By Check – United States Treasury Trust

United States Treasury Trust offers a check writing option to shareholders. You must apply for the check writing feature for your account. You may redeem by check provided that the proper signatures you designated are on the check. The minimum redemption amount by check is $500. There is no charge for this service. You should not attempt to close your account by check since you cannot be sure of the number of shares and value of your account. You must use the phone, online or mail redemption feature to close your account. Please note that a $25.00 fee will be charged to your account for any returned check.

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By Exchange

You must meet the minimum investment requirement of the Fund into which you are exchanging. You can only exchange between accounts with identical account registrations. Same day exchanges are accepted until market close, normally 4:00 p.m. Eastern Time.

By Wire

You must have applied for the wire feature on your account. We will notify you when this feature is active, and you may then make wire redemptions by calling us before 4:00 p.m. Eastern Time (1:00 p.m., Pacific Time). This means your money will be wired to your bank the next business day.

By Electronic Fund Transfer

You must have applied for the EFT withdrawal feature on your account. Typically, money sent by EFT will be sent to your bank within three business days after the sales of your securities. There is no fee for this service.

Online

You can sell shares in a regular account by accessing our website at www.sheltoncap.com. You may not buy or sell shares in a retirement account using our online feature. If you have recently added banking information or changed your address online, there is a 15-day delay from the date of the change to when the redemption will be sent out.

By Telephone

You must have telephone privileges set up in advance of any transaction on your account. Provide the name of the Fund from which you are redeeming shares, the exact name in which your account is registered, your account number, the required identification information and the number of shares or dollar amount that you wish to redeem. Unless you submit an account enrollment form that indicates that you have declined telephone and/or online exchange privileges, you agree, by signing your account enrollment form, to authorize and direct the Fund to accept and act upon telephone, online and fax instructions for exchanges involving your account or any other account with the same registration. The Fund employ reasonable procedures in an effort to confirm the authenticity of your instructions. These procedures will require a redeeming shareholder to give a special authorization number or password. Provided these procedures are followed, you further agree that neither the Fund nor the Fund’s agent will be responsible for any loss, damage, cost or expense arising out of any instructions received for an account. You should realize that by electing the telephone privileges and online access options, you may be giving up a measure of security that you might otherwise have if you were to exchange your shares in writing. For reasons involving the security of your account, telephone transactions may be recorded.

Systematic Withdrawal Plan

If you own shares of the Fund with a value of $10,000 or more, you may establish a Systematic Withdrawal Plan. You may receive monthly or quarterly payments in amounts of not less than $100 per payment. Details of this plan may be obtained by calling the Fund at (800) 955- 9988.

Other Redemption Policies

Payment of Redemption Proceeds: The Trust is committed to pay in cash all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the applicable Fund’s net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC.

Redemption-in-Kind: In the case of requests for redemption in excess of such amounts, the Trustees reserve the right to make payments in whole or in part in securities or other assets of the Fund from which the shareholder is redeeming. Such payments-in -kind might be made, for example, in case of stressed market conditions, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of that Fund or the Trust. In such circumstances, the securities distributed would be valued at the price used to compute such Fund’s net asset value and will generally represent pro-rata slices of the Fund’s portfolio. Should the Fund do so, a shareholder would likely incur transaction fees in converting the securities to cash. However, the Fund could be practically limited in its ability to redeem shares in-kind due to logistical or other issues.

Redemption Methods Available: Generally, the Fund expects to pay redemption proceeds in cash. To do so, the Fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. These methods may be used during both normal and stressed market conditions.

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Retirement Plan Redemptions: Retirement Plan shareholders should complete a Rollover Distribution Election Form in order to sell shares of the Fund so that the sale is treated properly for tax purposes. Once your shares are redeemed, we will normally mail you the proceeds on the next business day, but within no later than 7 business days. When the markets are closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances as determined by the SEC to merit such action, we may suspend redemption or postpone payment dates.

Low Balance Accounts: If you want to keep your account(s) open, please be sure that the value of your account does not fall below $1,000 due to redemptions. Shelton may elect to close an account that falls below the minimum and mail you the proceeds to the address of record. We will give you 30 days written notice that your account(s) will be closed unless you make an investment to increase your account balance(s) to the $1,000. If you close your account, any accrued dividends will be paid as part of your redemption proceeds. The share prices of the Fund will fluctuate, and you may receive more or less than your original investment when you redeem your shares.

Other Important Policies Related to Buying and Selling Shares

Good Order. Good order means that the request includes:

●	Fund name and account number;
●	Amount of the transaction in dollars or shares; (if redemption is requested by internet or mail, the amount of the transaction may be stated in percentage terms);
●	Signatures of all owners exactly as registered on the account (for written requests);
●	Medallion Signature Guarantee, if required (see Medallion Signature Guarantees);
●	Any supporting legal documentation that may be required; and
●	Clear and actionable instructions to the Fund as applicable

Note: for corporate/institutional accounts only, the required signature(s) must be either (1) Medallion-guaranteed and clearly indicate the capacity of the signer to act for the corporation or institution or (2) that of an authorized signatory as indicated by the account records.

Medallion Signature Guarantees. You will need to have your signature Medallion guaranteed in certain situations, including but not limited to:

●	Sending redemption proceeds to any person, address, or bank account not on record;
●	Transferring redemption proceeds to a Shelton Fund account with a different registration (name/ownership) from yours; and
●	Changes to account ownership, signature authority or registration.

A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in a Medallion program will not be accepted. A notary public cannot provide Medallion Signature Guarantees.

Keep in mind the following important policies:

●	The Fund may take up to 7 business days to pay redemption proceeds.
●	If your shares were recently purchased by check, the Fund will not release your redemption proceeds until payment of the check can be verified which may take up to 15 days.
●	Exchange purchases must meet the minimum investment amounts of the Fund you are purchasing.
●	You must obtain and read the Prospectus for the Fund you are buying prior to making the exchange.
●	If you have not selected the convenient exchange privileges on your original account application, you must provide a medallion signature guaranteed letter of instruction to the Fund, directing any changes in your account.
●	The Fund may refuse any purchase or exchange purchase transaction for any reason.
●	Each signature on a request for redemption or account registration change must be medallion signature guaranteed separately.
●	All share activity is subject to federal and state rules and regulations. These are in place to prevent, among other things, money laundering and other illegal movements of money.

THE FUND AND SHELTON RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

●	To automatically redeem your shares if your account balance falls below the minimum balance due to the sale of shares.

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●	To modify or terminate the exchange privilege on 60 days written notice.
●	To refuse any purchase or exchange purchase order.
●	To change or waive the Fund’s minimum investment amount.
●	To suspend the right to redeem shares, and delay sending proceeds, during times when trading on the principal markets for the Fund are restricted or halted, or otherwise as permitted by the SEC.
●	To withdraw or suspend any part of the offering made by this Prospectus.
●	To automatically redeem your shares if you fail to provide all required enrollment information and documentation.

Other Policies

Tax-Saving Retirement Plans

We can set up your new account in the Fund under one of several tax-sheltered plans. The following plans let you save for your retirement and shelter your investment earnings from current income taxes and may allow either deductible contributions or tax-free withdrawals: IRAs/Roth IRAs: You can also make investments in the name of your spouse if your spouse has no earned income. SIMPLE, SEP, 401(k)/Profit-Sharing and Money-Purchase Plans (Keogh): May be open to corporations, self- employed people and partnerships, to benefit themselves and their employees. 403(b) Plans. Open to eligible employees of certain states and non-profit organizations. Each IRA is subject to an annual custodial fee of $10.00 per social security number. The annual custodial fee will be waived for IRAs with a balance greater than $10,000. The Fund reserve the right to change, modify or eliminate this waiver at any time. We can provide you with complete information on any of these plans, including information that discusses benefits, provisions and fees.

Cash Distributions

Unless you otherwise indicate on the account application, we will reinvest all dividends and capital gains distributions back into your account. You may indicate on the application that you wish to receive either income dividends or capital gains distributions in cash. EFT is available to those investors who would like their dividends electronically transferred to their bank accounts. For those investors who do not request this feature, dividend checks will be mailed via regular mail. If you elect to receive distributions by mail and the U.S. Postal Service cannot deliver your checks or if the checks remain uncashed for six months or more, we will void the checks and reinvest your money in your account at the then current net asset value and reinvest your subsequent distributions.

Statements and Reports

Shareholders of the Fund will receive statements at least quarterly and after every transaction (other than AIP transactions) that affects their share balance and/or account registration. A statement with tax information will be mailed to you by January 31 of each year, a copy of which will be filed with the IRS if it reflects any taxable distributions. Twice a year you will receive our financial statements, at least one of which will be audited. The account statements you receive will show the total number of shares you own and a current market value. You may rely on these statements in lieu of share certificates which are not necessary and are not issued. You should keep your statements to assist in record keeping and tax calculations. We pay for regular reporting services, but not for special services. Special services would include a request for a historical transcript of an account. You may be required to pay a separate fee for these special services. As an alternative to requesting special services, you can establish an online account. Once the online account is established, you may also obtain a transaction history for your account(s) by accessing our website atwww.sheltoncap.com.

Consolidated Mailings & Householding

Consolidated statements offer convenience to investors by summarizing account information and reducing unnecessary mail. We send these statements to all shareholders unless shareholders specifically request otherwise. These statements include a summary of all Fund held by each shareholder as identified by the first line of registration, social security number and zip code. Householding refers to the practice of mailing one Prospectus, Annual Report and Semi-Annual Report to each home for all household investors. If you would like extra copies of these reports, please download a copy from www.sheltoncap.com or call the Fund at (800) 955-9988. If you would like to elect out of household-based mailings or to receive a complimentary copy of the current SAI, annual or semi-annual report, please call Shelton or write to the Secretary of the Fund at 1125 17th Street, Suite 2550, Denver, CO 80202.

Electronic Delivery of Documents

You may sign up for electronic statements online or by calling shareholder services at (800) 955-9988. If you sign up over the telephone, a temporary password will be issued to you and you must reset the password to secure your account and access.

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Financial Intermediaries

You may purchase or sell Fund shares through a financial intermediary, which may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Financial intermediaries may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. In addition, a broker may charge a commission to its customers on transactions in Fund shares, provided the broker acts solely on an agency basis for its customer and does not receive any distribution-related payment in connection with the transaction. Shareholders who are customers of financial intermediaries or participants in programs serviced by them should contact the financial intermediaries for additional information. A financial intermediary may be the shareholder of record of your shares. The Fund, Shelton Capital Management, Gemini Fund Services, and each of their respective directors, trustees, officers, employees, and agents are not responsible for the failure of any financial intermediary to carry out its obligations to its customers.

Shelton Capital Management, out of its own resources, and without additional cost to the Fund or their shareholders, may provide additional cash payments or non-cash compensation to financial intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to financial intermediaries for the inclusion of the Fund on the sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

Risks of Frequent Trading in Fund Shares

The Fund (other than the United States Treasury Trust) are intended for long-term investment purposes and not for market timing or excessive short-term trading. Frequent trading of significant portions of the Fund’s shares may adversely affect Fund performance and therefore, the interests of long-term investors. Volatility in portfolio cash balances resulting from excessive purchases or sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management and make it difficult to implement long-term investment strategies. In particular, frequent trading of Fund shares may:

●	Cause the Fund to keep more assets in money market instruments or other very liquid holdings than it would otherwise like, causing the Fund to miss out on gains in a rising market, or
●	Force the Fund to sell some of its investments sooner than it would otherwise like in order to honor redemptions, and
●	Increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by the Fund as assets and move in and out.

To the extent any Fund significantly invests in illiquid or restricted securities, such as high-yield bonds or small-cap equity securities, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities.

Procedures to Limit Short-Term Trading in Fund Shares

The Board of Trustees of the Fund has adopted, and the Fund has implemented, policies and procedures designed to discourage short-term trading (the “Short-Term Trading Program”). Although market-timing can take place in many forms, the Short-Term Trading Program generally defines a market-timing account as an account that habitually redeems or exchanges Fund shares in an effort to profit from short-term movements in the price of securities held by the Fund. The Short-Term Trading Program seeks to eliminate such purchases and takes steps believed to be reasonable to discourage such activity. The Short-Term Trading Program seeks to identify frequent trading by monitoring purchase and redemption activities in the Fund over certain periodic intervals and above certain dollar thresholds. The policies include communicating with relevant shareholders or financial intermediaries, and placing restrictions on share transactions, when deemed appropriate by the Fund. The Fund reserves the right to reject any purchase order. While the Short-Term Trading Program makes efforts to identify and restrict frequent trading that could impact the management of the Fund, the Fund receives purchase and sales orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or by the use of combined or omnibus accounts by those intermediaries. If a shareholder, in the opinion of the Fund, continues to attempt to use the Fund for market- timing strategies after being notified by the Fund or its agent, the account(s) of that shareholder may be closed to new purchases and exchange privileges may be suspended. Additionally, if any transaction is deemed to have the potential to adversely impact the Fund, the Fund has certain rights listed and detailed later in this prospectus.

The application of the Short-Term Trading Program involves judgments that are inherently subjective and involve some selectivity in their application. The Program, however, seeks to make judgments that are consistent with the interests of the Fund’s shareholders. No matter how the Fund defines excessive trading, other purchases and sales of Fund shares may have adverse effects on the management of the Fund’s portfolio and its performance. Additionally, due to the complexity and subjectivity involved in identifying excessive trading and the volume of Fund shareholder transactions, there can be no guarantee that the Short-Term Trading Program will be able to identify violations of the excessive trading policy or to reduce or eliminate all detrimental effects of excessive trading. The restrictions above may not apply to shares held in omnibus accounts for which the Fund does not receive sufficient transactional detail to enforce such restrictions.

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Identity Verification Procedures Notice

The USA PATRIOT Act requires financial institutions, including mutual Fund, to adopt certain policies and programs to prevent money- laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the account application, you will be required to supply the Fund with your taxpayer identification number and other information the Fund considers appropriate to assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a customer’s identity. As required by law, the Fund may employ various procedures to ensure that the information supplied by you is correct. These procedures may incorporate comparing the information provided to fraud databases or requesting additional information or documentation from you. Your information will be handled by us as discussed in our privacy statement below.

Disclosure of Portfolio Holdings

The Fund provides a complete list of their holdings as of the end of each fiscal quarter. The Fund file the lists with the SEC on Form N-CSR (second and fourth quarters) and Form N-PORT (first and third quarters). Shareholders may view the Fund’s Forms N- CSR and N-PORT on our website (www.sheltoncap.com), or the SEC’s website at sec.gov. Shareholders may contact the Fund at (800) 955-9988 for a copy of the Fund’s Form N-PORT filings. Additionally, the Fund provides a complete list of their holdings at the end of each calendar quarter to various market database venues and they are available on our website (www.sheltoncap.com). The portfolio holdings of the United States Treasury Trust are posted on Shelton’s public website (www.sheltoncap.com) as of the last business day of the previous month, no later than the fifth business day of the following month.

Shareholders will receive portfolio holdings information via annual and semi-annual reports, which will be mailed to shareholders and posted on the Fund’s website. Portfolio holdings will be made available by Gemini Financial Services, the Trust’s service provider, ten business day after month-end by releasing the information to ratings agencies. A more complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Dividends and Taxes

Dividends. Any investment in the Fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because your situation may be different, it is important that you consult your tax advisor about the tax implications of your investment in any of the Fund. As a shareholder, you are entitled to your share of the dividends your Fund earns. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, and Nasdaq-100 Index Fund distribute substantially all of their dividends quarterly and the Radiant U.S. Smaller Companies Fund, distributes annually. Shareholders of record on the second to last business day of the quarter will receive the dividends. The U.S. Government Securities Fund distributes substantially all of its dividends monthly. The Money Market Fund pays dividends daily and distributes dividends monthly. Shareholders of record on the second to last business day of the month will receive the dividends. Capital gains are generally paid on the last day of November, to shareholders of record on the second to last business day of November of each year. However, the Equity Income Fund will generally pay short-term capital gain distributions (taxable as ordinary income to shareholders) on a quarterly basis to the extent of net gains from option trading activity that are not offset by capital losses. At the beginning of each year, shareholders are provided with information detailing the tax status of any dividend the Fund have paid during the previous year. After every distribution, the value of the Fund share drops by the amount of the distribution. If you purchase shares of one of the Fund before the record date of a distribution and elect to have distributions paid to you in cash, you will pay the full price for the shares and then receive some portion of that price back in the form of a taxable distribution. This is sometimes referred to as buying a dividend.

Federal Income Taxes. This discussion only addresses the U.S. federal income tax consequences of an investment in the Fund for U.S. persons and does not address any foreign tax consequences or, except where specifically noted, any state or local tax consequences. For purposes of this discussion, U.S. persons are:

(i)	U.S. citizens or residents;
(ii)	corporations organized in the United States or under the law of the United States or any state;

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(iii)	an estate whose income is subject to U.S. federal income taxation regardless of its source; or
(iv)	a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

This discussion does not address issues of significance to U.S. persons in special situations such as (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial) or through foreign accounts, (iv) financial institutions, (v) insurance companies (vi) broker-dealers, (vii) entities not organized under the laws of the United States or a political subdivision thereof, (viii) shareholders holding shares as part of a hedge, straddle or conversion transaction, (ix) shareholders who are subject to the U.S. federal alternative minimum tax or to the U.S. Federal corporate minimum tax and (x) shareholders that are pass-through entities.. If a pass-through entity (including for this purpose any entity treated as a partnership or S corporation for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of an owner in the entity will generally depend upon the status of the owner and the activities of the entity.

For further information regarding the U.S. federal income tax consequences of an investment in the Fund, investors should see the SAI under “FEDERAL INCOME TAXES-Taxation of the Fund.”

Non-U.S. persons that are considering the purchase of shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in the Fund.

The Fund expects to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) necessary to qualify for treatment as a “regulated investment company” (RIC) and thus does not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. The Fund also intend to meet certain distribution requirements such that the Fund is not subject to U.S. federal income tax in general. This discussion assumes that the Fund will qualify under Subchapter M of the Code as RICs and will satisfy such distribution requirements. There can be no guarantee that this assumption will be correct.

Investors should consult with their tax advisers regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

Taxation of Fund Distributions

For U.S. federal income tax purposes, shareholders of the Fund are generally subject to taxation based on the underlying character of the income and gain recognized by the Fund and distributed to the shareholders.

Distributions of net capital gains that are properly reported by the Fund as capital gain dividends (“capital gain dividends”) will be taxable to shareholders as long-term capital gains regardless of how long the shares of the Fund are held. The Fund may realize long-term capital gains when it sells or redeems a security that it has owned for more than one year, from investments in section 1256 contracts (discussed below), and when it receives capital gain distributions from exchange-traded Fund (“ETFs”) in which the Fund owns investments. Certain distributions from the Fund may be “qualified dividend income;’ which will be taxed to individuals and other non-corporate shareholders at long-term capital gains rates so long as certain holding period and other requirements are met. Shareholders that are domestic C corporation may be able to take a dividends-received deduction for 50% of the dividends they receive from the Fund, to the extent such dividends are received by the Fund from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends, subject to certain holding period (that must be met by both the Fund and the shareholder) and debt-financing limitations.

Generally, distributions of earnings derived from ordinary income and short-term capital gains will be taxable to shareholders as ordinary income. The Fund may realize short-term capital gains from the sale of investments that the Fund owned for one year or less or from transactions in section 1256 contracts. The Fund may realize ordinary income from foreign currency gains, from interest on indebtedness owned by the Fund, and from other sources. The term “Section 1256 contract” refers to regulated future contracts, foreign currency contracts, non-equity options, debt options, dealer equity options, and certain other options. The Fund’s investments in Section 1256 contracts are taxed annually on a “marked to market” basis as if sold for their fair market values at the end of the tax year. Gains and losses on section 1256 contracts are generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss (with certain exceptions).

The Fund’s investments in options and other derivatives (such as futures contracts and swaps) may change the amount, timing and character of distributions to shareholders. Such investments will be subject to special tax rules, which may accelerate taxable income to the Fund, shorten the holding period of the Fund’s securities, convert short-term capital losses into long-term capital losses, or convert long-term capital gains into short-term capital gains taxable resulting in distributions taxable as ordinary income to shareholders.

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Distribution or earnings made shortly after a shareholder purchases shares of the Fund will be taxable even when such distribution is in effect a return of capital because the distributions were earned by the Fund prior to the shareholder’s investment. An investor can avoid this result by investing soon after the Fund has paid a dividend.

Distributions made by the Fund to shareholders who own their shares through tax-advantaged retirement accounts are generally not taxable. Distributions from such accounts are subject to special tax rules.

If the Fund invests in stock of a real-estate investment trust (a “REIT”), it may be eligible to pay “section 199A dividends” to its shareholders with respect to qualified dividends received by it from its investment in REITs. For taxable years beginning before January 1, 2026, Section 199A dividends are taxable to individual and other noncorporate shareholders at a reduced effective federal income tax rate, provided that certain holding period requirements and other conditions are satisfied.

Sale or Redemption of Fund Shares

A shareholder who sells or redeems shares of the Fund generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the amount received in the redemption (net of any applicable redemption fees) and the shareholder’s aggregate adjusted basis in the shares surrendered.

Any capital gain or loss realized upon redemption of shares of the Fund is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. The deductibility of capital losses is subject to significant limitations. For more information, see the SAI under “FEDERAL INCOME TAXES-Sale or Redemption of Shares.”

An exchange of shares issued by different Fund represents the taxable redemption of shares of one Fund and the purchase of shares of the other Fund. Transfers between classes of the same Fund are generally not taxable transactions although certain tax reporting requirements may apply to significant holders as discussed in the SAI under “FEDERAL INCOME TAXES – Special Tax Considerations - Transfers between Classes of a Single Fund” for more information.

In certain circumstances, a loss realized upon a redemption of shares of the Fund may not be deducted currently under the rules governing “wash sales.” Persons redeeming shares should consult their own tax advisor with respect to whether the wash sale rules apply and when such a loss might be deductible.

Taxation of Certain Investments

The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which would reduce the Fund’s yield on those securities. Shareholders generally will not be entitled to claim a foreign tax credit or deduction with respect to foreign taxes paid by the Fund, although it is possible that Fund may be able to elect to pass through foreign tax credits or deductions to its shareholders. The Fund make no assurances regarding their ability or willingness to so elect. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. For more information, see the SAI under “FEDERAL INCOME TAXES-Special Tax Considerations.”

The Fund may, at times, buy newly issued debt obligations at a discount from their stated redemption price at maturity. For U.S. federal income tax purposes, any original issue discount inherent in such investments will be included in the Fund’s ordinary income as such original issue discount accrues. Even though payment of that amount may not be received until a later time and will be subject to the risk of nonpayment, it will be distributed to shareholders as taxable dividends.

The Fund may also buy debt obligations in the secondary market that are treated as having “market discount” which is generally the excess of a debt obligation’s stated redemption price at maturity over the basis of the obligation immediately atter acquisition by the taxpayer Generally, gain recognized on the disposition of such an investment is taxed as ordinary income for U.S. federal income tax purposes to the extent of the accrued market discount, but the Fund may elect instead to currently include the amount of market discount as ordinary income even though the Fund does not receive payment of such amount at that time. The Fund’s investments in certain mortgage-backed securities, asset-backed securities and derivatives may also cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

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If a shareholder account is set up to send distributions based on received withholding instructions, these instructions can be changed at any time. If the account withholding does not need to be changed no action is needed to continue planned distributions.

Gross Proceeds and Cost Basis Reporting

The Fund (or their administrative agent) must report to the IRS and furnish to Fund shareholders gross proceeds from the sale of Fund shares. In addition, for Fund shares purchased on or after January 1, 2012, the Fund must report the cost basis information for such shares and indicate whether such shares had a short-term or long- term holding period. These requirements do not apply to investments through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement plan. If a shareholder does not make an election among the available IRS-accepted cost basis methods, the Fund will use a default cost basis method for the shareholder. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares.

Surtax on Net Investment Income

A 3.8% surtax applies to net investment income of an individual taxpayer, and on the undistributed net investment income of a trust or estate, to the extent that the taxpayer’s gross income (as adjusted) exceeds threshold amounts. Net investment income includes distributions paid by the Fund (except exempt-interest dividends) and capital gains from the sale or exchange of Fund shares in each case net of deductions properly allocable to such income. For information regarding the surtax on net investment income, see the SAI under “FEDERAL INCOME TAXES-Surtax on Net Investment Income.”

Backup Withholding

The Fund are required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The current backup withholding tax rate is 24% until calendar year 2026. For more information regarding backup withholding, see the SAI under “FEDERAL INCOME TAXES-Backup Withholding.”

Annual Notifications. Each year, the Fund will notify shareholders of the tax status of dividends and distributions.

Notice of Privacy Policy

FACTS	WHAT DO SHELTON CAPITAL MANAGEMENT AND THE SHELTON FUND DO WITH YOUR PERSONAL INFORMATION?
WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account transactions

● Account balances and transaction history

● Wire transfer instructions

HOW?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund choose to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DO WE SHARE:	CAN YOU LIMIT THIS SHARING?
For our everyday business purpose – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	No
For joint marketing with other financial companies	No	N/A
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	N/A
For non-affiliates to market to you	No	N/A
WHO WE ARE
Who is providing this notice?	Shelton Capital Management
WHAT WE DO
How does Shelton Capital Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Shelton Capital Management collect my personal information?	We collect your personal information, for example, when you ● open an account ● provide account information or give us your contact information ● make a wire transfer or deposit money
Why can’t I limit all sharing?	Federal law gives you the right to limit only

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● sharing for affiliates’ everyday business purposes-information about your creditworthiness

● affiliates from using your information to market to you

● sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

[See below for more on your rights under state law.]

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Shelton Capital Management does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● Shelton Capital Management does not jointly market.
OTHER IMPORTANT INFORMATION
California Residents	If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

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Use of Email Addresses:

If you have requested information regarding Shelton Capital Management products and services and supplied your email address to us, we may occasionally send you follow-up communications or information on additional products or services. Additionally, registered clients can subscribe to the following email services:

●	Prospectus and Shareholder Reports- Receive prospectuses and shareholder reports online instead of by U.S. Mail.

●	Paperless Statements- Receive an e-mail with a link to our Website informing you that our investor statements are available online to view, print or download.

●	Tax Form Alerts- Receive an e-mail in early January informing you if you will receive tax forms for your taxable Shelton mutual Fund, including the approximate date they will be mailed.

We also include instructions and links for unsubscribing from Shelton Capital Management emails. We do not sell email addresses to anyone, although we may disclose email addresses to third parties that perform administrative or marketing services for us. We may track receipt of emails to gauge the effectiveness of our communications.

Financial Highlights:

Because the Fund has not yet commenced operations as of the date of this Prospectus, there are no financial highlights for the Fund.

Learn More

This Prospectus contains important information on the Fund and should be read and kept for future reference. You can also get more information from the following sources:

Annual and Semi-Annual Reports

Additional information about the Fund’s investments, when available, will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The Statement of Additional Information (“SAI”) provides more detailed information about the Fund. The SAI is incorporated by reference into this Prospectus, making it a legal part of the Prospectus.

How to Obtain Additional Information

You may obtain copies of shareholder reports or the SAI free of charge by calling the Fund at (800) 955-9988, by accessing the Fund’s website at www.sheltoncap.com, or by emailing the Fund at info@sheltoncap.com.

The Fund’s reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No.  811-04417

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The information in this Statement of Additional Information (“SAI”) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary SAI	Subject to Completion	January 3, 2025

SHELTON FUNDS

1125 17th Street, Suite 2550

Denver, CO 80202

(800) 955-9988

Statement of Additional Information – __________, 2025

Radiant U.S. Smaller Companies Fund [Inst Ticker Symbol; Investor Ticker Sybol]

CCM Partners, LP dba Shelton Capital Management, Investment Adviser and Administrator of the Fund (“Adviser” or “Administrator”)

Radiant Global Investors LLC, Subadviser of the Fund (“Radiant” or “Subadviser”)

This Statement of Additional Information (“SAI”) is not the Fund’s Prospectus, but provides additional information which should be read in conjunction with the Prospectus dated _____, 2025 (as may be amended), which is incorporated by reference into this SAI. The Fund’s Prospectus and most recent Annual Report may be obtained at no charge by visiting http://sheltoncap.com, or contacting the Fund at the address or telephone number shown above. This SAI contains additional and more detailed information about the Fund’s operations and activities than the Prospectus.

About Shelton Funds

Shelton Funds is an open-end management investment company organized as a Delaware statutory trust (“the “Trust”). The Trust issues its shares of beneficial interest with no par value in different series, each known as a “Fund”. Shares of each Fund represent equal proportionate interest in the assets of that Fund only, and have identical voting, dividend, redemption, liquidation and other rights. Shareholders have no preemptive or other right to subscribe to any additional shares.

The Trust originally was organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, and was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The Trust was renamed Shelton Funds on November 22, 2011.

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either “diversified” or “non-diversified.” Each Fund is classified as “diversified.”

Currently, the Trust has ten (10) Funds, each of which maintains an entirely separate investment portfolio. The other nine funds are described in a separate Statement of Additional Information.

Investment Objectives and Policies of the Fund

The investment objectives and investment policies of the Fund is set forth in the current Prospectus of the Fund. The following information supplements the information contained in the Prospectus, and the Fund will pursue its investment objective by following the principal investment strategies set out in the Prospectus. The Fund may also invest in the following types of assets and/or employ the following investment techniques, as indicated below.

There can be no assurance that the investment objective of the Fund will be achieved. Except as otherwise indicated, the investment objective and related policies and strategies of the Fund are not fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without the approval of Fund shareholders. Shareholders will be given at least 60 days’ advance notice of any change in the Fund’s 80% investment policy. Shareholders will be given advance notice of material changes to the Fund’s investment objective or other non-fundamental investment policies. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs.

Radiant uses proprietary models to evaluate companies along key fundamental characteristics as well as environmental, social and governance (“ESG”) criteria. In managing the Portfolio, Radiant seeks to identify and invest in companies with compelling fundamentals and attractive ESG profiles. The Subadviser believes that incorporating ESG criteria into its investment process is an important complement to its two fundamental models (Comprehensive Quality and Stock Sentiment). The Subadviser’s objective in evaluating ESG considerations is to identify threats faced by companies, including transition and regulatory risk, as well as investment opportunities associated with the more efficient use of natural resources, more effective use of human resources, and better governance. The Subadviser also believes that attractive ESG characteristics will economically advantage companies relative to their peers, potentially characterized by superior earnings growth, fewer incidents of legal or regulatory action, greater talent attraction and retention, and fewer incidents of value-destroying ethical or governance malfeasance. 2 The Fund primarily invests in U.S. equity securities of small- and mid-cap companies. Although the Fund will invest primarily in U.S. common stocks, the Fund may, to a limited extent, invest in other types of securities, such as non-U.S. securities listed on U.S. securities exchanges.

When Radiant believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Fund’s assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government securities. U.S. Government securities in which the Fund may invest include: (i) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S. Government; and (ii) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association), some of which are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Banks) and some of which are backed only by the credit of the issuer itself (e.g., obligations of the Federal Farm Credit Bank). The Fund’s investment objective may not be achieved when it is invested in a temporary defensive position.

Investment Techniques and Risks

The Fund invests in a variety of securities in accordance with its investment objective and policies (as described in the Prospectus and above in this SAI) and employs a number of investment techniques. Each type of security and technique involves certain risks. The following is an alphabetical list of the investment techniques used by the Fund and the main risks associated with those techniques. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Cyber Security Risk. The Fund and its service providers, including the Adviser and Subadviser, face greater risks of cyber security breaches because of the broad use of technology, such as computer and cloud-based systems and the internet, that has developed in the course of business. In general, cyber-attacks result from deliberate attacks but other events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among others, stealing, destroying or corrupting data that is maintained online or digitally (or in cloud-based systems), denial-of-service attacks on websites, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund or its service providers, including the Adviser, Subadviser, Administrator, fund accountant, custodian, transfer agent, intermediary or other third-party service providers, as well as the service providers used by the Fund’s service providers, may adversely impact the Fund. These cyber-attacks have the ability to cause disruptions and impact trading and other business operations, to result in financial losses, to prevent the Fund from buying and selling securities (potentially at advantageous times), to prevent shareholders from transacting business, and to lead to violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Similar to operational risk in general, the Fund and its service providers, including the Adviser and Subadviser, have instituted risk management systems designed to minimize the risks associated with cyber security. However, these systems may not succeed in detecting, preventing or remediating cyber-attacks. The Fund does not directly control the cyber security systems of its service providers, their trading counterparties, or the issuers in which the Fund may invest. Moreover, cyber-attacks are becoming increasingly sophisticated and may involve state-sponsored actors. Losses caused by cyber-attacks may not be recoverable.

ESG Investing. In selecting investments for the Fund, Radiant evaluates companies along key fundamental characteristics as well as ESG criteria. The incorporation of ESG criteria, including ESG and Impact scores and the identification of controversial business lines and other screens, into the investment process will cause the Fund to forgo investment opportunities available to other mutual funds that do not use these criteria, or to increase or decrease its exposure to certain sectors or types of companies. For example, the Fund generally will not seek to invest in companies that operate in, or derive a specific amount of revenue from, controversial business lines, including:

•	Tobacco Production and Services
•	Coal Mining Production and Services
•	Tar Sands Extraction
•	Civilian Firearms
•	Controversial weapons
•	For-Profit Prisons
•	Factory Farming
•	Palm Oil Production
•	Gambling (Pure Play)
•	Pornography

The Fund will also generally not seek to invest in companies with severe controversies (e.g., severe violators of human rights and liberties). As a result of these policies, the Fund could underperform other mutual funds that do not consider ESG criteria in their investment processes.

In evaluating a company, Radiant is dependent upon third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG data from third-party data providers may be incomplete, inaccurate or unavailable and may vary significantly from one provider to another, which could adversely affect the analysis of ESG criteria relevant to a particular company. In the course of gathering data, third-party data providers may make certain value judgments. Neither Radiant nor the Adviser verify these judgments, nor quantify their impact upon its analysis. Companies may provide limited ESG data directly.

Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by Radiant or any third-party research or data providers or any judgment exercised by Radiant will reflect the views of any particular investor. Currently, there is a lack of common industry standards relating to the development and application of ESG criteria, which may make it difficult to compare the Fund with other funds that incorporate ESG criteria into their portfolio construction processes, and the Fund’s investments may differ substantially from these other funds. Investors can differ in their views of what constitutes positive or negative ESG characteristics. Radiant’s ESG criteria and ESG-related investment processes may be changed periodically without shareholder approval or notice.

Equity Securities. The Fund may invest in equity securities including common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate, sometimes dramatically and unpredictably, over time. Rights represent a privilege granted to existing shareholders of a company to subscribe to shares of a new issue of common stock before it is offered to the public. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. Common stock generally takes the form of shares in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth or experience of management. These companies may be in the developmental stage or may be older companies undergoing significant changes. As a result, the prices of small-cap companies may rise and fall more sharply. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of small companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

Exchange Traded Funds Exchange traded funds. (“ETFs”) are investment companies that are bought and sold on a securities exchange. An ETF generally represents a portfolio of securities designed to track a particular market segment or index. The Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. An investment in an ETF, like one in any investment company, carries the same risks as those of its underlying securities. An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF’s shares may fluctuate or lose money. In addition, because they, unlike other investment companies, are traded on an exchange, ETFs are subject to the following risks: (i) the market price of the ETF’s shares may trade at a premium or discount to the ETF’s NAV; (ii) an active trading market for an ETF may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the Fund’s shares could also be substantially and adversely affected. See also “Investment Company Securities” below.

Foreign Securities (Non-U.S. Securities). The Fund may invest in foreign securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, social, political and regulatory risks. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations (including repatriation restrictions), tariffs and/or trade embargoes, expropriation or confiscatory taxation, other taxes imposed by the foreign country on the Fund’s earnings, assets or transactions, limitation on the removal of cash or other assets of the Fund, political or financial instability, the imposition of economic sanctions, or diplomatic and other developments (including wars and armed conflicts) which could affect such investments. The Fund may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The currency in which the Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Additional costs associated with an investment in foreign securities may include higher custodial fees than those that apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

Euro-Related Risks. In the past, economic crises have brought several small economies in Europe to the brink of bankruptcy and many other economies into recession and weakened the banking and financial sectors of many European countries. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or multilateral agencies and offices. Assistance may be dependent on a country’s implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in a deep economic downturn that could significantly affect the value of the Fund’s European investments. The Economic and Monetary Union of the European Union (“EMU”) is comprised of the European Union members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies. As a result, European countries are significantly affected by fiscal and monetary controls implemented by the EMU. The euro currency may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally. It is possible that EMU member countries could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The effects of such an abandonment or a country’s forced expulsion from the euro on that country, the rest of the EMU, and global markets are impossible to predict, but are likely to be negative.

In a June 2016 referendum, citizens of the United Kingdom voted to leave the European Union (“EU”). In March 2017, the United Kingdom formally notified the European Council of its intention to withdraw from the EU (commonly known as “Brexit”) by invoking Article 50 of the Treaty on European Union, which triggered a two-year period of negotiations on the terms of Brexit. Brexit resulted in volatility in European and global markets and weakened the political, regulatory, consumer, corporate and financial confidence in the markets of the United Kingdom and throughout Europe. On January 31, 2020, the United Kingdom withdrew from the EU. The EU-UK Trade and Cooperation Agreement (“TCA”), an agreement on the terms governing certain aspects of the EU-UK trade relationship, took effect in 2021. However, many aspects of the UK-EU trade relationship remain subject to further negotiation. It is not possible to anticipate the form or nature of the future trading relationship between the United Kingdom and the EU or predict the long-term impact of Brexit. Brexit may lead to a call for similar referenda in other European jurisdictions, which may cause increased economic volatility in European and global markets.

Asia (including the Middle East) Related Risks. Many Asian countries are considered emerging or frontier markets, and these markets can be less economically and politically stable than developed markets such as the United States. The Asian region may be adversely affected by social, political, economic and regulatory developments, including long-running border and diplomatic disputes with neighboring countries or the international community. For example, the Asian region, and particularly China and South Korea, may be adversely affected by the social, political, economic and regulatory developments in North Korea and its relationship to the international community, including the United States. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors, including Vietnam and Japan, and historically challenging relations with Japan could adversely impact economies in the region. Other potential sources of unrest include nuclear arms threats between India and Pakistan and separatist, ethnic and sectarian violence occurring in Indonesia and the Middle East. Such unrest would likely have a negative impact on the economies and securities markets in this region. Moreover, the Asian region has historically been prone to natural disasters, which have in the past, and may continue to, negatively impact the economy of a country in the Asian region.

The economies of many Asian countries differ from the economies of more developed countries in numerous respects, such as, financial system stability, rate of growth, inflation, capital reinvestment, resource self-sufficiency, the national balance of payments, sensitivity to global trade, and with respect to many countries within the Middle East, the sensitivity to the price of oil. Some Asian countries are highly dependent upon and may be affected by developments in other Asian countries, the United States and Europe as a result of their dependency on international trade. Changes in diplomatic relations, trade barriers or global export flows may have a significant impact on a particular Asian country or on the region as a whole. For example, the imposition of tariffs or other trade barriers by the United States or foreign governments on exports from China could adversely impact economies in China and the surrounding region.

There may be less publicly available information about companies in many Asian countries. In addition, some Asian securities are not rated by rating agencies like Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Service Inc. (“Moody’s”), or Fitch Ratings, Inc. (“Fitch”); or if they rated, they may be rated below investment grade (referred to as “junk bonds,” which are typically speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Moreover, the stock exchanges and financial and securities industries in many Asian countries do not generally have the level of government and regulatory oversight as in the United States or Europe. Financial intermediaries in countries in this region may not operate or perform as well as their counterparts in more developed securities capital markets. The auditing and reporting standards in some Asian emerging market countries also may not yield the same degree of shareholder protection or information to investors as those of developed countries. Specifically, the valuation of assets, depreciation, exchange differences, deferred taxation, contingent liability and consolidation may be treated differently in Asian countries than under the auditing and reporting standards that exist in more developed countries. As the legal systems in many Asian countries continue to develop, it may be more difficult to obtain or enforce a judgment.

The securities markets of many Asian countries are also significantly smaller, less liquid and more volatile than securities markets in the United States and Europe. Certain countries in this region are also undergoing a period of growth and change, which could lead to trading volatility and may impose difficulties regarding the operations, settlement and recording of securities transactions. Certain markets in these countries may also require significant withholding of dividends paid on portfolio securities and on realized capital gains, and there can be no assurance that repatriation of a Fund’s income, gains or initial capital from these countries will necessarily occur.

Global Financial Markets. Global economies and financial markets are becoming increasingly interconnected. Social, political and economic conditions (including instability and volatility) and events (including, but not limited to, armed conflicts, natural/environmental disasters, rapid inflation, supply chain disruptions, international sanctions, global recessions, pandemics, epidemics, social unrest, economic sanctions, cyber-attacks, and government shutdowns and defaults) in one country, region or financial market, including a country, region or market in which the Fund has not invested, may adversely impact issuers in a different country, region or financial market, including a country, region or market in which the Fund has invested. As a result, the Fund could be negatively impacted if the values of its investments were harmed by these political or economic conditions or events. Such conditions and/or events may not have the same impact on all types of securities and may expose the Fund to greater market or liquidity risk or cause difficulty in valuing portfolio instruments held by the Fund. This could cause the Fund to underperform other types of investments. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations. For additional information, please see the discussion herein on “Operational Risk.”

For example, the outbreak of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) caused volatility, severe market dislocations and liquidity constraints in markets around the world. The transmission of COVID-19 and efforts to contain its spread led to severe macroeconomic disruptions, exchange closures, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff furloughs and reductions) and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. Certain of these consequences remain ongoing. Such events, or other disruptions caused by social, political or economic conditions or other events, could adversely impact issuers, markets and economies (and, accordingly, the Fund) over the short- and long-term, including in ways that cannot be foreseen. The severity or duration of such conditions and/or events may be affected by policy changes made by governments or quasi-governmental organizations. Historically, instability in the financial markets has led governments across the globe to take a number of actions designed to support the financial markets. There can be no guarantee that these actions will be sufficient or will have their intended effect, or will not result in unintended adverse economic consequences, such as increased inflationary pressure. Future government regulation and/or intervention may also change the way in which the Fund is regulated and could limit or preclude the Fund’s ability to achieve its investment objective. Moreover, governments or their agencies may acquire distressed assets from financial institutions, may acquire ownership interests in those institutions, or may impose conditions on issuers receiving financial assistance (including by restricting or limiting their ability to pay dividends), all of which may affect the Fund’s investments in ways that are unforeseeable.

Political institutions may not be able to effectively respond to these political and economic conditions and events, and these political institutions may erode over time. For example, one or more countries that have adopted the euro may abandon that currency and/or withdraw from the European Union, which could disrupt global markets and affect the liquidity and value of the Fund’s investments, regardless of whether the Fund has significant exposure to European markets. The risk of investing in Europe may also be heightened due to the armed conflict in Ukraine. In addition, countries in the Asian region (particularly China) may be adversely affected by social, political, economic and regulatory developments, including long-running border and diplomatic disputes with neighboring countries or the international community, that could adversely impact economies within individual Asian countries or the Asian region or the global market as a whole.

In addition, in the United States, total public debt as a percentage of gross domestic product has grown rapidly since 2008. High levels of national debt may raise concerns that the U.S. government will be unable to pay investors at maturity, may cause declines in currency valuations and may prevent the U.S. government from implementing effective fiscal policy. Export-driven economies, including the economies of a number of Asian countries, may be adversely affected by the U.S. and other large economies, with which they do business.

Illiquid Investments, Rule 144A Securities, and Section 4(a)(2) Securities. The Fund may purchase securities that are not registered or that are offered in exempt non-public offerings under the Securities Act of 1933, as amended (“1933 Act”) (“Restricted Securities”), including securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act (“Rule 144A Securities”) or commercial paper issued pursuant to Section 4(a)(2) under the 1933 Act (“4(a)(2) Securities”). However, pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may include certain Restricted Securities, certain over-the-counter derivatives instruments, or securities or other financial instruments that are not readily marketable. The Trust has implemented a liquidity risk management program to identify illiquid investments pursuant to Rule 22e-4.

Investment Company Securities. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, an investor becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the underlying fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. The Fund’s investment in the securities of other investment companies may be particularly significant following its launch or in situations where the Fund is unable to access a particular country or market.

Generally, under the 1940 Act and related rules, the Fund may purchase an unlimited amount of shares of an affiliated fund or a money market fund. The Fund may also purchase shares of an unaffiliated fund as long as: (i) the Fund doesn’t invest more than 5% of its total assets in the securities of any one investment company (ETF or other mutual funds); (ii) the Fund doesn’t own more than 3% of the outstanding voting stock of any one investment company; or (iii) the Fund doesn’t invest more than 10% of its total assets in the securities of other investment companies. The Fund may exceed these limits in reliance on exemptive rules adopted by, or exemptive orders issued by, the SEC.

Money Market Instruments. The Fund’s investments in money market instruments, if any, will consist of: (i) short-term obligations of the U.S. Government, its agencies and instrumentalities; (ii) other short-term debt securities rated A or higher by Moody’s or S&P or, if unrated, of comparable quality in the opinion of the Adviser; (iii) commercial paper, including master demand notes; (iv) bank obligations, including certificates of deposit, bankers’ acceptances and time deposits; (v) repurchase agreements; and (vi) shares of money market funds, which may include the U.S. Government Money Market Fund. Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury. Considerations of liquidity and preservation of capital mean that a Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time.

Operational Risk. The Fund and its service providers, including the Adviser, Subadviser, Administrator, fund accountant, custodian and transfer agent, as well as the service providers of the Fund’s service providers, rely on the security and reliability of information and communications technologies, systems and networks and may be negatively impacted if these technologies, systems and networks become compromised or unreliable. These operational risks arise from a variety of factors and could negatively impact the Fund and its shareholders. These factors include processing and human errors, inadequate or failed internal or external processes, failures in technology, systems and networks, cyber-attacks, changes in personnel, and errors caused by third-party service providers or trading counterparties. The use of certain investment strategies that involve manual processing or quantitative investment models increases these risks. Although the Fund and its service providers attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. In addition, other disruptive events, including, but not limited to, natural disasters and public health crises (such as the COVID-19 pandemic), can adversely affect the Fund, in particular if the Fund’s officers or the employees of its service providers, including the Adviser and Subadviser, are unable or unwilling to perform their responsibilities as a result of any such event. The Subadviser has a limited operating history and relies on one or more service providers to provide key operational services. Any disruption in these services could negatively impact the Fund and its shareholders.

In addition, the Fund relies on various sources to calculate its NAV. Therefore, the Fund is subject to certain operational risks associated with reliance on third party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures.

Real Estate Securities. The Fund may invest in real estate investment trusts (“REITs”). REITs pool investors’ funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distributes to its shareholders substantially all of its taxable income (other than net capital gains) for each taxable year. Failure to comply with federal tax requirements may affect the value of the REIT, which could have adverse consequences on the Fund. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Fund will not invest in real estate directly, but only in securities issued by real estate companies. Investments in REITs and real estate companies subject the Fund to a number of risks. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from the environmental problems, terrorist acts, demographic trends, casualty or condemnation losses, limitation on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates.

Securities Lending. For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of the Fund. The Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Fund may pay lending fees to the party arranging the loan.

Short-Term Trading. The Fund may engage in short-term trading. Although the Fund will not make a practice of short-term trading, purchases and sales of securities will be made whenever it is believed to be necessary or desirable to achieve the investment objective of the Fund. A change in the securities held by the Fund is known as “portfolio turnover.” The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. Unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing the Fund’s investment objectives than would otherwise be the case. A higher incidence of portfolio turnover will result in greater transaction costs to the Fund.

U.S. Government Securities. The Fund may invest in U.S. Government securities to the extent set forth in the Prospectus and this SAI. U.S. Government securities include bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agencies’ obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will be able or willing to repay any principal or interest when due, or will provide financial support to a U.S. Government agency, authority, instrumentality or sponsored enterprise when it is not obligated by law to do so.

Warrants. The Fund may purchase or sell warrants. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Once a warrant expires, it has no value in the market. Warrant positions will not be used to increase the leverage of the Fund. Consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount

Investment Restrictions

Fundamental Investment Policies

Except as noted with respect to any Fund, the Trust has adopted the following restrictions as additional fundamental policies of its Funds, which means that they may not be changed without the approval of a majority of the outstanding voting securities of that Fund. Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of the Trust or of a particular Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Trust or of such Fund, or (2) 67% or more of the shares of the Trust or of such Fund present at a meeting of shareholders if more than 50% of the outstanding shares of the Trust or of such Fund are represented at the meeting in person or by proxy. A Fund may not:

1.	Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefore) for temporary or emergency purposes may be made from banks in any amount up to 10% (15% in the case of the Stock Funds) of the Fund’s total asset value. However, a Fund will not purchase additional securities while the value of its outstanding borrowings exceeds 5% of its total assets. Secured temporary borrowings may take the form of a reverse repurchase agreement, pursuant to which a Fund would sell portfolio securities for cash and simultaneously agree to repurchase them at a specified date for the same amount of cash plus an interest component. (As a matter of operating policy, the Funds currently do not intend to utilize reverse repurchase agreements, but may do so in the future.)

2.	Except as required in connection with permissible futures contracts, buy any securities on “margin” or sell any securities “short,” except that it may use such short-term credits as are necessary for the clearance of transactions.
3.	Make loans, except (a) through the purchase of debt securities which are either publicly distributed or customarily purchased by institutional investors, (b) to the extent the entry into a repurchase agreement may be deemed a loan, or (c) to lend portfolio securities to broker-dealers or other institutional investors if at least 100% collateral, in the form of cash or securities of the U.S. Government or its agencies and instrumentalities, is pledged and maintained by the borrower.
4.	Act as underwriter of securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.
5.	With respect to 75% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, as to which there are no percentage limits or restrictions) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer would exceed 5% of the value of the Fund’s total assets, or (b) the Fund would own more than 10% of the voting securities of any such issuer (both the issuer of the municipal obligation as well as the financial institution/ intermediary shall be considered issuers of a participation certificate).
6.	Acquire, lease or hold real estate, except such as may be necessary or advisable for the maintenance of its offices, and provided that this limitation shall not prohibit the purchase of securities secured by real estate or interests therein.
7.	(a) Invest in commodities and commodity contracts, or interests in oil, gas, or other mineral exploration or development programs; provided, however, that a Fund may invest in futures contracts as described in the Prospectus and in this Statement of Additional Information.
8.	Invest in companies for the purpose of exercising control or management.
9.	(a) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act and as such securities may be acquired in connection with a merger, consolidation, acquisition, or reorganization.
10.	Purchase illiquid securities, including (under current SEC interpretations) securities that are not readily marketable, and repurchase agreements with more than seven days to maturity if, as a result, more than 10% of the total assets of the Fund would be invested in such illiquid securities.
12.	Invest 25% or more of its assets in securities of any one industry, although for purposes of this limitation, tax-exempt securities and obligations of the U.S. Government and its agencies or instrumentalities are not considered to be part of any industry (both the industry of the issuer of the municipal obligation as well as the industry of the financial institution/intermediary shall be considered in the case of a participation certificate). Index funds may exceed this limitation and will invest in proportion to the underlying index.
13.	Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, and (b) entering into permissible repurchase and futures transactions.

Non-Fundamental Investment Policies

In addition, each Stock Fund has adopted the following restrictions as operating policies, which are not fundamental policies, and may be changed without shareholder approval in accordance with applicable regulations. Each Stock Fund may not:

1.	Engage in short sales of securities.
2.	Invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of a Fund’s net assets. Included in such amount, but not to exceed 2% of the value of the Fund’s net assets, may be warrants that are not listed on the New York Stock Exchange (the “NYSE”) or American Stock Exchange. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.
3.	Enter into a futures contract or option on a futures contract, if, as a result thereof, more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.
4.	With the exception of the Nasdaq-100 Fund, invest more than 5% of its total assets in the securities of companies (including predecessors) that have been in continuous operation for a period of less than three years.
5.	Invest in puts, calls, straddles or spread options, or any combination thereof. (Excluding the Equity Income Fund, the SmallCap Fund, the Nasdaq-100 Fund and the Sustainable Equity Fund.)
6.	Purchase securities from or sell to the Trust’s officers and Trustees, or any firm of which any officer or Trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust’s officers, Trustees, or investment advisor own beneficially more than ½ of 1% of the securities of such issuer and all such officers and Trustees together own beneficially more than 5% of such securities.

Other than with respect to Number 1 above (illiquid securities), if a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

Portfolio Turnover

Radiant manages the Fund generally without regard to restrictions on portfolio turnover. In general, the Fund will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. Expenses to the Fund, including brokerage commissions, and the realization of capital gains that are taxable to the Fund’s shareholders tend to increase as the portfolio turnover increases.

Temporary Defensive Positions

In certain market conditions, some or all of a of a Fund’s securities may be sold and the proceeds retained as cash, or temporarily invested in U.S. government securities or money market instruments, if the Fund’s investment manager believes it is in the best interest of shareholders to do so. As of the date of this Prospectus, this has never happened; but if it were to occur, the investment goals of the relevant Funds might not be achieved.

Disclosure of Portfolio Holdings

The Funds provide a complete list of their holdings four times in each fiscal year, as of the end of each quarter. The lists also appear in the Funds’ Semi-Annual and Annual Reports to shareholders. The Funds file the lists with the SEC on Form N-CSR (second and fourth quarters) and Form N-PORT (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-PORT on our website (https://sheltoncap.com), or the SEC’s website at sec.gov.

Occasionally, certain third parties—including the Funds’ service providers, independent rating and ranking organizations, intermediaries that distribute the Funds’ shares, institutional investors and others—request information about the Funds’ portfolio holdings. The Funds’ policy is to disclose portfolio holdings to third parties only if legally required to do so or when the Funds believe there is a legitimate business purpose for the Funds to disclose the information and the recipient is subject to a duty of confidentiality, including a duty not to use the information to engage in any trading of the Funds’ holdings or Fund shares on the basis of nonpublic information. This duty of confidentiality may exist under law or may be imposed by contract. Confidentiality agreements must be in form and substance acceptable to the Funds’ Chief Compliance Officer, who must approve any new disclosure arrangements in advance. In situations where the Funds’ policies and procedures require a confidentiality agreement, persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed.

The Funds may provide, at any time, portfolio holdings information to their service providers, such as the Funds’ investment manager, transfer agent, custodian/fund accounting agent, financial printer, pricing services, auditors, counsel, and proxy voting services, as well as to state, federal, and foreign regulators and government agencies, and as otherwise required by law or judicial process. Government entities and Fund service providers are generally subject to duties of confidentiality, including a duty not to trade on non- public information, imposed by law and/or contract.

From time to time, officers of the Funds or Shelton Capital Management may express their views orally or in writing on one or more of the Funds’ portfolio securities or may state that the Funds have recently purchased or sold one or more securities. Such views and statements may be made to members of the press, shareholders in the Funds, persons considering investing in the Funds or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations. The nature and content of the views and statements provided to each of these persons may differ. The securities subject to these views and statements may be ones that were purchased or sold since the Funds’ most recent quarter-end and therefore may not be reflected on the list of the Funds’ most recent quarter-end portfolio holdings disclosed on its website. Additionally, when purchasing and selling its securities through broker-dealers, requesting bids or offers on securities, obtaining price quotations on securities, as well as in connection with litigation involving the Funds’ portfolio securities, the Funds may disclose one or more of their securities. The Funds have not entered into formal nondisclosure agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who Shelton Capital Management believed was misusing the disclosed information.

Shelton Capital Management provides investment advice to clients other than the Funds that have investment objectives that may be substantially similar to those of the Funds. These clients also may have portfolios consisting of holdings substantially similar to those of the Funds and generally have access to current portfolio holding 24 information for their accounts. These clients do not owe Shelton Capital Management or the Funds a duty of confidentiality with respect to disclosure of their portfolio holdings.

Trustees and Officers

The Trustees of the Trust have the responsibility for the overall management of the Trust, including general supervision and review of the Funds’ investment activities. The Trustees appoint the officers of the Trust who are responsible for administering the day-to-day operations of such Trust and its Funds. The affiliations of the officers and Trustees and their principal occupations for the past five years are listed below.

Qualifications of Independent Trustees

Individual Trustee qualifications are noted in the table below. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.

●	Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Funds, including legal, accounting, the financial industry and the investment industry.
●	No conflicts which would interfere with qualifying as independent.
●	Appropriate interpersonal skills to work effectively with other Independent Trustees.
●	Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
●	Diversity of background.

TRUSTEES
Name, Address, and Year of Birth	Positions Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Director During Past 5 Years	Experience
Independent Trustees
Kevin T. Kogler*, 1966	Trustee	Since 2006	Director MicroBiz AM LLC, (June 2015 to present); President & Founder of MicroBiz, LLC (2012 to present); Principal, Robertson Piper Software Group, (2006 to 2012); Senior Vice President, Investment Banking, FBR Capital Markets (2003 to 2006).	20	SCM Trust	Experience in investment banking and technology industry. M.B.A.

Stephen H. Sutro*, 1969	Trustee	Since 2006	Managing Partner, San Francisco, Duane Morris LLP (law firm), (2014 to present); Partner, Duane Morris LLP (2003 to 2014).	20	SCM Trust	Service on Boards for nonprofit organizations, J.D.

Marco L. Quazzo*, 1962	Trustee	Since 2014	Principal, Bartko Zankel Bunzel & Miller, (March 2015 to present); Partner, Barg Coffin Lewis & Trapp LLP (law firm), (2008 to March 2015).	20	SCM Trust	Experience with risk management for mortgage banks, investment banks, and real estate investment trusts, J.D.
Interested Trustee[1]
Stephen C. Rogers*, 1966	President, Trustee, and Chairman of the Board	Since 1999	Portfolio Manager, Shelton Capital Management (“Shelton”), (2003 to present); Chief Executive Officer, Shelton, (1999 to present) Secretary (1999 to November 2012)	20	SCM Trust	Portfolio management and operations experience, MBA.

OFFICERS
Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office** and Length of Time Served	Principal Occupation During Past 5 Years
Gregory T. Pusch*, 1966	Chief Compliance Officer and Secretary	Since 2017	Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance/CCO HarbourVest Partners, 2012-2015; SVP, CCO, Pyramis Global Advisors, 2007-2011

William P. Mock*, 1966	Treasurer	Since 2010	Portfolio Manager, Shelton Capital Management, 2010 to present; Portfolio Manager
[1]	Basis of Interestedness. Stephen C. Rogers is affiliated with Shelton Capital Management Capital Management, which is the investment advisor of Funds.

*	The address of each Trustee and Officer is: 1125 17th Street, Suite 2550, Denver, Colorado 80202.
**	Each Trustee serves an indefinite term, until such Trustees’ successor is elected and appointed, or such Trustee resigns or is deceased. The officers of the Trust are appointed by the Board of Trustees and shall serve until such officer’s resignation or removal.

The Board met four times during the fiscal year ended August 31, 2024. Currently, the Board has an Audit Committee. The responsibilities of the committee and its members are described below.

Board Leadership Structure and Standing Board Committees

Stephen C. Rogers currently serves as the chairman of the Board and has served in such capacity since 1999. Of the Board’s four members, Stephen C. Rogers is the only member who is an "interested person" as that term is defined in the Investment Company Act. 1 The remaining members are independent trustees. The independent trustees meet separately to consider a variety of matters that are scheduled to come before the Board and meet periodically with the Funds' Chief Compliance Officer and fund auditors. They are advised by independent legal counsel. No independent trustee may serve as an officer or employee of a fund. The Board has also established an Audit Committee, as described below. The Audit Committee is comprised solely of independent trustees. The Board believes that the current leadership structure, with independent trustees filling all but one position on the Board is appropriate and allows for independent oversight of the Funds.

Audit Committee: The Board has an Audit Committee comprised only of the Independent Trustees (currently, Messrs. Quazzo, Kogler, and Sutro). The Audit Committee has the responsibility, among other things, to (1) recommend the selection of the Funds' independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditor’s certifications; and (4) review with such independent auditors the adequacy of the Funds' basic accounting system and the effectiveness of the Funds' internal accounting controls. During the fiscal year ended August 31, 2024, there were four meetings of the Audit Committee.

Risk Oversight by the Board

As previously described, the Board oversees the management of the Funds and meets at least quarterly with management of Shelton Capital Management to review reports and receive information regarding Fund operations. Risk oversight relating to the Funds is one component of the Board’s oversight and is undertaken in connection with the duties of the Board. As described in the previous section, the Board’s Audit Committee assists the Board in overseeing various types of risks relating to the Funds. The Board receives regular reports from the Audit Committee regarding the committee’s areas of responsibility and, through those reports and its regular interactions with management of Shelton Capital Management during and between meetings, analyzes, evaluates, and provides feedback on Shelton Capital Management’s risk management processes. In addition, the Board receives information regarding, and has discussions with senior management of Shelton Capital Management about, Shelton Capital Management’s enterprise risk management systems and strategies. There can be no assurance that all elements of risk, or even all elements of material risk, will be disclosed to or identified by the Board.

Compensation Table

As shown in the following table, the total annual Trustee fees allocated to the Trust are equally divided between each series within the Trust and paid to the Trustees who are not affiliated with Shelton Capital Management. Each series of the fund complex, including each of the nine series of the Trust, paid $6,316 in Trustee fees for the fiscal year ended August 31, 2024. The table provides information regarding the Funds as of _________, 2025.

Name/Position	Aggregate Compensation from Fund	Pension or Estimated retirement benefits accrued as Part of Fund expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex paid to Trustee*
Stephen C. Rogers	None	None	None	None
President & Trustee

Kevin T. Kogler	$[__]	None	None	$40,000
Trustee

Stephen H. Sutro	$[__]	None	None	$40,000
Trustee

Marco L. Quazzo	$[__]	None	None	$40,000
Trustee

* The Fund Complex includes all series of the Trust, currently 9, and any other investment companies for which any Trustee serves as trustee for and for which Shelton Capital Management provides investment advisory services (currently 19 funds, and 0 funds, respectively).

Dollar Range of Fund shares beneficially owned in the respective Funds as of _________, 2025:

Fund
Stephen C. Rogers	[None]

Marco Quazzo	[None]

Kevin T. Kogler	[None]

Stephen H. Sutro	[None]

Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies as of December 31, 2024:

Shelton Capital Management Funds

Stephen C. Rogers	[___]
Marco Quazzo	[___]
Kevin T. Kogler	[___]
Stephen H. Sutro	[___]

Code of Ethics

The Trust, Shelton Capital Management and Subadviser have each adopted a Code of Ethics pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder (and Rule 204A-1 under the Investment Advisers Act of 1940, as amended). RFS Partners, LP fulfills its obligations utilizing employees of Shelton Capital Management all of whom are subject to the Code of Ethics. Currently, the Code of Ethics prohibits personnel subject to the Code of Ethics from buying or selling securities for their own individual accounts if such purchase or sale represents $2,000, and if the securities at the time of such purchase or sale (i) are being considered for purchase or sale by a Fund (ii) have been purchased or sold by the Fund within the most recent seven (7) days if such person participated in the recommendation to, or the decision by, the Fund to purchase or sell such security. Notwithstanding these prohibitions, there are limited circumstances in which personnel subject to the Code of Ethics may buy or sell securities for their own account (e.g. purchases which are part of an automatic dividend reinvestment plan). The Code of Ethics also requires personnel subject to the Code to report personal holdings to the Trust or Shelton Capital Management on both an annual and a quarterly basis.

Proxy Voting Policies and Procedures

The Board of Trustees of the Trust has delegated to Shelton Capital Management the authority to vote proxies of companies held in the Fund’s portfolio. In the case of the Fund, Shelton Capital Management has in turn delegated the authority to vote proxies to Radiant under the Subadvisory Agreement (as defined below). Radiant’s Subadviser Proxy Voting Guidelines are attached as Appendix B to this SAI.

Shareholder Beneficial Ownership

Because the Fund is new as of the date of this SAI, there were no shareholders of the Fund, and the Trustees and Officers of the Trust as a group did not own any of the outstanding shares of the Fund.

Investment Management and Other Services

Management Services. CCM Partners, a California Limited Partnership d/b/a Shelton Capital Management, 1125 Seventeenth Street, Suite 2550, Denver, CO 80202, is the investment advisor to the Funds pursuant to the Investment Advisory Agreement between the Trust on behalf of the Fund and Shelton Capital Management dated _______, 2025 (the “Agreement”). Shelton manages over $[ ] billion of assets as of [______], 2025. Shelton has been managing mutual funds since 1985. Shelton Capital Management is responsible for managing the Funds and handling the administrative requirements of the Funds. Shelton Capital Management is controlled by a privately held partnership, RFS Partners, LP, which in turn is controlled by a family trust of which Mr. Stephen C. Rogers is a co-trustee.

As compensation for managing the Fund, Shelton receives a management fee from the Fund of [___]% of the Fund’s average daily net assets. Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies (including commissions, mark-ups and mark-downs), leverage interest, other transactional expenses, annual account fees for margin accounts, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed [    ]% and [    ]% until [    ]. This agreement may only be terminated or modified in respect of the Fund with the approval of the Board of Trustees. Shelton will be permitted to recapture, on a class-by-class basis, expenses it has reimbursed through this letter agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in this letter agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such fees and expenses more than three years after the date on which the fees or expenses were deferred. Any such reimbursement is subject to the review and approval of the Board of Trustees.

The Agreement has an initial term of two years, and will be in effect thereafter only if it is renewed for the Fund for successive periods not exceeding one year by (i) the Board of Trustees of the Trust or a vote of a majority of the outstanding voting securities of the Fund, and (ii) a vote of a majority of the Trustees who are not parties to the Agreement or an interested person of any such party (other than as a Trustee), cast in person at a meeting called for the purpose of voting on such Agreement.

The Agreement may be terminated without penalty at any time by the Trust with respect to the Fund (either by the applicable Board of Trustees or by a majority vote of the terminating Fund’s outstanding shares). The Agreement may also be terminated by Shelton Capital Management with 60-days’ written notice and will automatically terminate in the event of its assignment as defined in the 1940 Act.

Sub-advisory Services. Radiant Global Investors LLC. Radiant serves as subadviser to the Fund pursuant to a subadvisory agreement (the “Subadvisory Agreement”) with the Adviser. Radiant makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment program. Radiant is a women-led and majority diverse-employee-owned investment manager that specializes in building ESG-integrated investment strategies. All current employees are partners of the firm. Radiant, which was founded in 2021, is comprised of an investment team that came from Rosenberg Equities, a global investment firm and pioneer in quantitative investing, and brings over sixty years of collective experience investing in U.S., global and emerging markets small and large cap stocks. The Subadviser’s principal office is located at 21 Orinda Way, Suite C-546, Orinda, CA 94563. As of _________, 2025, Radiant had approximately $[ ] million in assets under management. Shelton Capital Management compensates Radiant for its services as Subadviser out of Shelton Capital Management’s investment management fees from the Fund. Radian receives a sub-advisory fee from Shelton Capital Management of [___]% of the Fund’s average daily net assets, adjusted proportionately to the overall management fee for any reimbursements due to agreed expense limitations.

Each Fund pays for its own operating expenses and for its share of the Trust’s expenses not assumed by Shelton Capital Management, including, but not limited to, costs of custodian services, brokerage fees, taxes, interest, costs of reports and notices to shareholders, costs of dividend disbursing and shareholder record-keeping services (including telephone costs), auditing and legal fees, the fees of the independent Trustees and the salaries of any officers or employees who are not affiliated with Shelton Capital Management, and its pro rata portion of premiums on the fidelity bond covering the Fund.

Administrative Services

Pursuant to the Fund Administration Servicing Agreement, Shelton Capital Management (“Administrator”) also serves as the Fund’s Administrator. The Administrator is responsible for handling the administrative requirements of the Fund and, as compensation for these duties, receives fees of 0.10% on the first $500 million in combined assets of the Trust, 0.08% on the next $500 million in combined assets of the Trust, and 0.06% on the Trust combined assets over $1 billion. Because the Fund has not yet commenced operations as of the date of this SAI, the Fund paid no fees to the Administrator.

Shareholder Services Plan

The Trust has adopted a Shareholder Services Plan (the “Services Plan”) with respect to Investor Shares of the Fund. Shelton Capital Management serves as the service provider under the Services Plan and, as such, receives any fees paid by the Funds pursuant to the Services Plan.

The Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Services Plan or in any agreement related to the Services Plan (the “Independent Trustees”), adopted the Services Plan for the for Investor Shares of the Fund. Under the Services Plan, the covered shares of each Fund will pay a continuing service fee to Shelton Capital Management, the Fund’s distributor or other service providers, in an amount, computed and prorated on a daily basis, equal to 0.25% per annum of the average daily net assets of the covered shares of the each Fund. Such amounts are compensation for providing certain services to clients owning those shares of the Fund, including personal services such as processing purchase and redemption transactions, assisting in change of address requests and similar administrative details, and providing other information and assistance with respect to a Fund, including responding to shareholder inquiries.

Portfolio Managers

The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts managed by the portfolio managers of the Funds as of _______, 2025:

Kathryn McDonald

Number of
			Accounts	Assets
			Managed for	Managed for
			which	which
			Investment	Investment
			Advisory Fee	Advisory Fee
	Number of		is	is
	Accounts	Total Assets	Performance-	Performance-
Type of Account	Managed	Managed	Based	Based

Registered Investment Companies	[ ]	$[ ]	—	$—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	—	—	—	—

Harry Prabandham

Number of
			Accounts	Assets
			Managed for	Managed for
			which	which
			Investment	Investment
			Advisory Fee	Advisory Fee
	Number of		is	is
	Accounts	Total Assets	Performance-	Performance-
Type of Account	Managed	Managed	Based	Based

Registered Investment Companies	[ ]	$[ ]	—	$—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts		—	—	—

Kevin Lin

Number of
			Accounts	Assets
			Managed for	Managed for
			which	which
			Investment	Investment
			Advisory Fee	Advisory Fee
	Number of		is	is
	Accounts	Total Assets	Performance-	Performance-
Type of Account	Managed	Managed	Based	Based

Registered Investment Companies	[ ]	$[ ]	—	$—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts		—	—	—

Portfolio Manager Securities Ownership

Except as otherwise noted, the table below identifies the dollar range of Fund shares beneficially owned by each portfolio manager of such Fund, as of _______, 2025.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Kathryn McDonald	$[ ]
Harry Prabandham	$[ ]
Kevin Lin	$[ ]

Portfolio Manager Compensation Structure. Members of the Radiant investment team may be eligible to receive various components of compensation:

●	Investment team members receive a base salary commensurate with industry standards.

●	Investment team members are also eligible to participate in the firm’s incentive compensation program including profits interest awards and discretionary bonuses based on the employee’s individual contributions to its client experience (performance delivery and client support and partnership), creativity and innovation in ideas that benefit its clients and the firm, embodying the firm’s values, and adhering to the firm’s governance structure.

●	Investment team members are also partners of the firm and equity shareholders. Equity ownership aligns employee interests with those of their clients and allows for collective, long- term, economic participation in the firm’s success.

Potential Conflicts of Interest. The simultaneous management of multiple accounts by the Radiant investment team can create a possible conflict of interest as the team must allocate its time across multiple accounts. This may result in the portfolio managers allocating unequal attention and time to the management of each client portfolio as each has different objectives, benchmarks, and investment restrictions. Radiant’s proprietary investment research is applied to portfolio modeling and portfolio construction for each investment strategy. The resulting model portfolio is used consistently for each client portfolio in the same strategy.

Radiant established its Investment Forum to provide recommendations and oversight of investment research, models, products, strategies, portfolio management and trading matters. Members of the Radiant Investment Forum oversee the adherence to risk tolerances, portfolio positioning, and performance. Proxy voting and engagement practices are also in the scope of their reviews. Client portfolios with similar investment objectives are reviewed as a group by the Investment Forum, as a matter of practice. Any discrepancies identified are researched and reviewed and any resulting exceptions or remedial actions are documented.

Trading practices must be fair to all clients. Radiant seeks to obtain best execution for client transactions. Considering that Radiant may have limited access to certain broker-dealers until it achieves a certain scale with regard to the amount of assets under management, the following steps are taken when selecting broker-dealers to execute client trades. Radiant’s CCO, in conjunction with the Investment Forum:

●	works to create a list of approved broker-dealers to execute client trades; and

●	periodically and systematically monitors and evaluates the execution and performance capabilities of the broker-dealers on the approved list.

When selecting broker-dealers to execute client trades, the determinative factor is not the lowest possible commission cost, but whether the transaction represents the best qualitative execution. In making this determination, Radiant’s policy is to consider the full range of the broker’s services, including without limitation the value of any research provided, if applicable, execution capabilities, financial responsibility, administrative resources, responsiveness and commission rates. At this time, Radiant does not have directed brokerage relationships for its clients and does not select broker-dealers for trade execution based on the receipt of third-party research services. The Radiant Investment Forum also reviews transaction cost analysis data quarterly to monitor trading and commission activity.

Personal accounts may give rise to conflicts of interest. Radiant and its employees will, from time to time, for their own investment accounts, purchase, sell, hold or own securities or other assets which may be recommended for purchase, sale or ownership for one or more clients, including the Portfolio. Radiant has a Code of Ethics which regulates trading in such accounts; requirements include regular reporting and preclearance of transactions. Radiant’s CCO reviews personal trading activity regularly.

Radiant manages an institutional commingled fund with a similar investment strategy as the Fund. The fund was seeded by one of Radiant’s co-founders but as of December 31, 2022 was open to investments from other qualified investors. This may create an incentive for the firm to favor this vehicle. To help ensure all clients are treated equitably and fairly, Radiant’s CCO conducts periodic reviews of client portfolio(s) to ensure procedures have been followed and any potential conflicts of interest are mitigated.

Other Service Providers

Principal Underwriter. RFS Partners, a California limited partnership, is located at the 1125 17th Street, Suite 2550, Denver, CO 80202 and is the principal underwriter of each Fund’s shares under an underwriting agreement with each Fund, pursuant to which RFS Partners agrees to act as each Fund’s distribution agent. Each Fund’s shares are sold to the public on a best efforts basis in a continuous offering without a sales load or other commission or compensation. RFS Partners is the general partner of the Shelton Capital Management. The general partner of RFS Partners is Richard F. Shelton, Inc., a corporation that is controlled by a family trust, of which Stephen C. Rogers serves as a co-trustee. Because the Fund has not yet commenced operations as of the date of this SAI, the Fund paid no fees to the Distributor.

Transfer Agent and Fund Accounting Agent. Ultimus Fund Solutions, 4221 N. 203rd Street, Ste. 100, Elkhorn, NE 68022, acts as the shareholder servicing agent for the Trust and acts as the Trust’s Transfer Agent and Fund Accounting Agent. In such capacities it performs many services, including portfolio and net asset valuation, bookkeeping, and shareholder record-keeping. . Because the Fund has not yet commenced operations as of the date of this SAI, the Fund paid no fees to the Transfer Agent.

Custodian. US Bank N.A., (the “Custodian”) 425 Walnut St, Cincinnati, OH 45202, as custodian of the securities and other assets of the Trust. The Custodian does not participate in decisions relating to the purchase and sale of portfolio securities. Under the custodian agreement, the Custodian (i) maintains a separate account or accounts in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distribution on account of the Fund’s securities and (v) makes periodic reports to the Trustees of each Trust concerning the Fund’s operations. As Foreign Custody Manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositaries, and furnishes information relevant to the selection of compulsory depositaries.

Independent Registered Public Accounting Firm. [                ], located at [                         ], is the independent registered public accounting firm for the Trust, subject to annual appointment by the Board of Trustees. [                ] conducts an annual audit of the Fund’s annual financial statements, and performs tax and accounting services.

Independent Legal Counsel to the Independent Trustees. Davis, Graham & Stubbs, 3400 Walnut Street, Suite 700, Denver, Colorado 80205 currently serves as Independent Legal Counsel to the Independent Trustees, and counsel to the Trust.

Voting Rights

The Trust is not required, nor does it intend, to hold annual shareholder meetings. However, the Trust may hold special meetings for a specific Fund or for the Trust as a whole for purposes such as electing Trustees, changing fundamental policies, or approving an investment management agreement. You have equal rights as to voting and to vote separately by Fund as to issues affecting only your Fund (such as changes in fundamental investment policies and objectives). Your voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they choose to do so, elect the Trustees. Meetings of shareholders may be called by the Trustees in their discretion or upon demand of the holders of 10% or more of the outstanding shares of any Fund for the purpose of electing or removing Trustees.

Additional Information Regarding Purchases and Redemptions of Fund Shares

Purchase Orders

The purchase price for shares of the Fund is the net asset value of such shares next determined after receipt and acceptance of a purchase order in proper form by the Funds’ Transfer Agent. Once shares of the Fund are purchased, they begin earning income immediately, and income dividends will start being credited to the investor’s account on the day following the effective date of purchase and continue through the day the shares in the account are redeemed. All checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Checks drawn in U.S. funds on foreign banks will not be credited to the shareholder’s account and dividends will not begin accruing until the proceeds are collected, which can take a long period of time.

Payments transmitted by wire and received by the Transfer Agent prior to the close of the Funds, normally at 4:00 p.m. Eastern time (1:00 p.m. Pacific time) on any business day, are effective on the same day as received. Wire payments received by the Transfer Agent after that time will normally be effective on the next business day and such purchases will be made at the net asset value next calculated after receipt of that payment.

 Shareholder Accounting

All purchases of Fund shares will be credited to the shareholder in full and fractional shares of the relevant Fund (rounded to the nearest 1/1000 of a share) in an account maintained for the shareholder by the Trust’s transfer agent. Share certificates will not be issued for any Fund at any time. To open an account in the name of a corporation, a resolution of that corporation’s Board of Directors will be required. Other evidence of corporate status or the authority of account signatories may be required.

The Trust reserves the right to reject any order for the purchase of shares of the Fund, in whole or in part. In addition, the offering of shares of the Fund may be suspended by the Trust at any time and resumed at any time thereafter.

Shareholder Redemptions

Requests for redemption and share assignments may be sent to the applicable Fund at 1125 17th Street, Suite 2550, Denver, CO 80202, or for those with telephone redemption privileges, by calling the Fund at (800) 955-9988. For online redemptions, visit the Fund’s website at www.sheltoncap.com.

Redemptions will be made in cash at the net asset value per share next determined after receipt by the transfer agent of a redemption request in proper form, including all share certificates, share assignments, signature guarantees, and other documentation as may be required by the transfer agent. The amount received upon redemption may be more or less than the shareholder’s original investment.

The Trust will attempt to make payment for all redemptions within one business day, but in no event later than seven days after receipt of such redemption request in proper form. However, the Trust reserves the right to suspend redemptions or postpone the date of payment (1) for any periods during which the New York Stock Exchange is closed (other than for the customary weekend and holiday closings), (2) when trading in the markets the Trust usually utilize is restricted or an emergency exists, as determined by the SEC, so that disposal of the Trust’s investments or the determination of a Fund’s net asset value is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for the protection of a Trust’s shareholders. Also, the Trust will not mail redemption proceeds until checks used for the purchase of the shares have cleared, which can take up to 15 days.

As of the date of this Statement of Additional Information, the Trust understands that the New York Stock Exchange is closed for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day, and Christmas. The U.S. Government Securities Fund and The United States Treasury Fund will be open for business Columbus Day and Veterans Day. The Green California Fund will be closed in observance of Columbus Day and Veteran’s Day. On holidays in which the Custodian is closed, transactions will be processed on the following business day.

Due to the relatively high cost of handling small investments, the Trust reserves the right to redeem, involuntarily, at net asset value, the shares of any shareholder whose accounts in the Trust have an aggregate value of less than $1,000, but only where the value of such accounts has been reduced by such shareholder’s prior voluntary redemption of shares. In any event, before the Trust redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in that shareholder’s account is less than the minimum amount and allow that shareholder 30 days to make an additional investment in an amount which will increase the aggregate value of that shareholder’s accounts to at least $1,000 before the redemption is processed.

Use of the Exchange Privilege as described in the Prospectus in conjunction with market timing services offered through numerous securities dealers has become increasingly popular as a means of capital management. In the event that a substantial portion of a Fund’s shareholders should, within a short period, elect to redeem their shares of that Fund pursuant to the Exchange Privilege, the Fund might have to liquidate portfolio securities it might otherwise hold and incur the additional costs related to such transactions. The Exchange Privilege may be terminated or suspended by the Funds upon 60-days’ prior notice to shareholders.

 Redemptions In Kind

The Trust has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the applicable Fund’s net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amounts, the Trustees reserve the right to make payments in whole or in part in securities or other assets of the Fund from which the shareholder is redeeming in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of that Fund or the Trust. In such circumstances, the securities distributed would be valued at the price used to compute such Fund’s net asset value. Should a Fund do so, a shareholder would likely incur transaction fees in converting the securities to cash.

 Determination of Net Asset Value Per Share (“NAV”)

The portfolio securities of the Fund are generally valued at the last reported sale price. In the case of the futures contracts held by the Funds, the valuation is determined using the settle price provided by either the Chicago Mercantile Exchange or the ICE, depending on the exchange the contract trades on, typically as of 1:15 p.m., Pacific Time. Securities held by the Fund that have no reported last sale for any day that the Fund’s NAV is calculated and securities and other assets for which market quotations are readily available are valued at the latest available bid price. All other securities and assets are valued at their fair value as determined in good faith by the Board of Trustees. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis unless the Trustees determine that such valuation does not reflect fair value. The Trust may also utilize a pricing service, bank, or broker/dealer experienced in such matters to perform any of the pricing functions.

 FEDERAL INCOME TAXES

This section provides additional information concerning U.S. federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the “Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, including changes with retroactive effect. Except where otherwise specifically noted, the following does not address any state, local or foreign or estate or gift tax matters.

References to the “Funds” include the Fund and other Funds of the Trust.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in the Fund may vary depending upon the shareholder’s particular situation. This discussion only applies to shareholders who are U.S. persons, except where otherwise stated. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations (i.e., entities treated classified as corporations for U.S. tax purposes that are organized under the laws of the United States or any state), (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

Except where otherwise noted, this discussion does not address issues of significance to U.S. persons in special situations such as: (i) tax-exempt entities, (ii) shareholders holding shares through tax-qualified accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial) or foreign accounts, (iv) financial institutions, (v) insurance companies, (vi) broker-dealers, (vii) entities not organized under the laws of the United States or a political subdivision thereof, (viii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (ix) shareholders who are subject to either the U.S. federal alternative minimum tax or the U.S. federal corporate minimum tax.

 If a pass-through entity (including for this purpose any entity treated as a partnership or S corporation for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of an owner of the pass-through entity will generally depend upon the status of the owners and the activities of the entity. Owners of pass-through entities that are considering the purchase of shares should consult their tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Funds have not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

U.S. federal tax information will be furnished to each shareholder for each calendar year as required by federal law.

Taxation of the Funds

The Funds intend to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. The Funds also intend to be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund even though each is a series of the Trust. Furthermore, each Fund will separately determine its income, gain, losses and expenses for federal income tax purposes.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of a Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of a Fund’s total assets are invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which a Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships; and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto. For purposes of meeting the diversification requirement described in (ii) above, in the case of a Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower. The requirements for qualification as a regulated investment company may significantly limit the extent to which a Fund may invest in some investments.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains and from certain derivatives to the amount of such income that is directly related to a regulated investment company’s principal business of investing in stock or securities pursuant to regulations that may be promulgated in the future. For purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income. In addition, although in general the passive activity loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that a Fund qualifies for treatment as a regulated investment company, the Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below). In certain situations, a Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying a Fund-level tax and, in the case of diversification failures, disposing of certain assets. If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income or in some cases qualified dividend income. To qualify again to be taxed as a regulated investment company that is accorded special tax treatment in a subsequent year, the Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions, which may be taxed to shareholders as either ordinary income or qualified dividend income. In addition, if a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of five years, in order to qualify as a regulated investment company in a subsequent year.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of net short-term capital losses) properly reported by each Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that each Fund distributes to shareholders on a timely basis. Each Fund intends to distribute substantially all of its investment company taxable income and all of its net capital gains, after offsetting any capital loss carryforwards. If a Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. However, a Fund may elect to have certain distributions paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”). Spill-over dividends are taxed to shareholders in the year in which they are received.

If a Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and (iii) will be entitled to obtain a refund of the excess, if any, of their allocable share of the tax paid by the Fund on such undistributed amount over the shareholder’s tax liability on such amount. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of a Fund’s net short-term capital loss over the net long-term capital gain for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year. In addition, the excess (if any) of a Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year. Unused capital losses realized by a Fund may be carried forward indefinitely until they can be used to offset capital gains.

A Fund may be limited under Code Section 382 in its ability to offset its taxable income by capital loss carryforwards and net unrealized built-in losses after an “ownership change” of the Fund. The term “net unrealized built-in loss” refers to the excess, if any, of a Fund’s aggregate adjusted basis in its assets immediately before an ownership change, over the fair market value of such assets at such time, subject to a de minimis rule. A Fund would experience an ownership change under Code Section 382 if and when 5-percent shareholders of the Fund increase their ownership by more than 50 percentage points in the aggregate over their respective lowest percentage ownership of the Fund’s shares in a 3-year period. Under Code Section 382, if a Fund experiences an ownership change, the Fund may use its pre-change tax capital loss carryforwards and net unrealized built-in losses in a year after the ownership change generally only up to the product of the fair market value of the Fund’s equity immediately before the ownership change and a certain interest rate published monthly by the U.S. Treasury known as the applicable long-term tax-exempt rate. The foregoing limitation on the use of pre-ownership change net unrealized built-in losses only applies for a period of five years after the ownership change, while the foregoing limitation on the use of pre-ownership change capital loss carryforwards lasts indefinitely.

If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income tax, regardless of whether they are distributed to shareholders. However, distributions of amounts of capital gains offset by carried-forward capital losses are generally treated as return of capital distributions to shareholders. Accordingly, the Funds generally do not expect to distribute any capital gains offset by carried forward capital losses. A Fund cannot carry back or carry forward any net operating losses.

A Fund may elect to treat any post-October capital loss (defined as the company’s net capital loss, net long-term capital loss, or net short-term capital loss, as applicable, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its net capital gain income for the one-year period ending on October 31 of such year, plus any retained amount for the prior year, the Fund will be subject to a non-deductible excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

The Funds intend to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. Moreover, the Funds reserve the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by the Funds).

Equalization Accounting

Each Fund may use “equalization accounting” to determine the portion of its income and gains that has been distributed with respect to each taxable year. Under equalization accounting, a Fund would allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions proceeds. This method would allow a Fund to reduce the amount of such income and gains that it distributes to non-redeeming shareholders but would not reduce the total return on a shareholder’s investment. If the IRS determines that a Fund’s equalization method is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. Equalization accounting is not available for a Fund for any taxable year in which it is treated as a personal holding company for federal income tax purposes.

Personal Holding Company

A Fund that is a “personal holding company” and that fails to distribute (or to be treated as distributing) all of its investment company taxable income may also be subject to a 20% nondeductible tax on its “undistributed personal holding company income.” A Fund would generally be a personal holding company for a taxable year if five or fewer individuals own more than 50% of its outstanding shares at any time in the last half of the taxable year. The term “individual” for this purpose includes private foundations and certain trusts. The Funds do not expect to be subject to the tax on undistributed personal holding company income, although there can be no assurance that this will never occur.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of a Fund’s current or accumulated “earnings and profits.” Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and from other long-term capital gains recognized by the Fund that are properly designated by the Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

A Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual or other non-corporate shareholder, will be taxed at a maximum federal income tax rate applicable to long-term capital gain, in addition to the 3.8% surtax on net investment income, described under “Surtax on Net Investment Income,” below. Dividend income distributed to individual or other non-corporate shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both a Fund (with respect to the dividend paying corporation’s stock) and its shareholders (with respect to the Fund’s shares). If 95% or more of a Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) generally will be treated as qualified dividend income in the hands of individual shareholders, as long as they satisfy certain holding period requirements with respect to their Fund shares.

Distributions of earnings and gains are taxable to shareholders even if such distributions are paid from income or gains earned by a Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid), and are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by a Fund as “exempt-interest dividends,” a designation which the Funds, other than the Green California Fund, generally do not expect to make). Any gain resulting from the sale of Fund shares generally will be taxable as capital gains. Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by a Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

Dividends received by corporate shareholders that are reported by a Fund in a written statement furnished to shareholders may qualify for a dividends-received deduction to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and to the extent (if any) that a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

Section 163(j) of the Code generally limits the deductibility of business interest to the sum of the taxpayer’s business interest income and 30% of its adjusted taxable income. Certain small businesses are exempt from such limitations. If a Fund, as a regulated investment company, earns business interest income, the Fund would be permitted to pay Code Section 163(j) interest dividends to its shareholders. A shareholder that receives a Code Section 163(j) interest dividend generally may treat the dividend as interest income for purposes of Code Section 163(j) if certain holding period requirements are met. Generally, the shareholder must have held the fund shares for more than 180 days during the 361-day window beginning 180 days before the ex-dividend date, and the shareholder must not be obligated (under a short sale or otherwise) to make related payments with respect to substantially similar or related property.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in the shareholder’s shares, and thereafter as capital gain. A return of capital is generally not taxable, but it reduces a shareholder’s basis in the shareholder’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss equal to the difference between the amount received for the shares (or deemed received in the case of an exchange of shares issued by different Funds) and the shareholder’s tax basis in the shares. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, such gain or loss will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitation. Any loss on the redemption of shares held for six months or less in a Fund that pays exempt-interest dividends (such as the Green California Tax-Free Income Fund) will be disallowed to the extent of the exempt-interest dividends received on such shares.

All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Funds.

Passive Foreign Investment Companies

A Fund may own shares in foreign investment entities referred to as “passive foreign investment companies” (“PFICs”). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a Fund may elect to “mark-to-market” annually its investments in such entities, which would result in the Fund being treated as if it had sold and repurchased all the PFIC stock at the end of each year. As a result of making the mark-to-market election, the Fund would report any gains (reduced by allowable losses) as ordinary income, and deductions for losses would be allowable only to the extent of previously recognized gains.

By making the mark-to-market election, a Fund could potentially mitigate certain adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the excise tax described above.

Alternatively, a Fund may elect to treat a PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC. As with the mark-to-market election, these amounts would be taken into account by the Funds for purposes of satisfying the distribution requirement and the excise tax distribution requirement. Amounts included in income under a QEF election would not be qualifying income for a regulated investment company unless such earnings are (i) distributed in the taxable year in which they are included, or (ii) derived with respect to the Fund’s business of investing in stock, securities or currencies. In order to make a QEF election, a Fund must obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Dividends paid by PFICs or foreign corporations that were PFICs in the year preceding the payment of the dividend are not eligible to be treated as qualified dividend income.

If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election or a QEF election, the Fund may be subject to U.S. federal income tax and interest on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.

Controlled Foreign Corporations

A Fund also may invest in entities classified as “controlled foreign corporations” (“CFCs”). A CFC is a foreign corporation in which more than 50% of the stock, by vote or value, is owned, directly or constructively, by U.S. persons each of whom own, directly or constructively, 10% or more of the stock of the foreign corporation by vote or by value (“U.S. shareholders”). If a Fund is a U.S. shareholder with respect to a CFC, the Fund generally must annually include in income its allocable share of the CFC’s (i) “subpart F income” and (ii) global intangible low-tax income (“GILTI”), both as defined by the Code, regardless of whether or not the CFC distributes such amounts to the Fund. Amounts included in gross income by a Fund as subpart F income of a CFC are qualifying income for a regulated investment company under Code Section 851(b) if either (i) such amounts are distributed to the Fund in the taxable year in which they are earned by the CFC, or (ii) such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. Treasury Regulations provide that GILTI inclusions will be treated in the same manner for purposes of Code Section 851(b) as subpart F inclusions, except as may be provided in future Treasury Regulations.

Non-U.S. Taxes

Funds that invest in non-U.S. securities may be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in the Fund’s portfolio. If at the close of its taxable year more than 50% of the value of a Fund’s total assets consist of securities of foreign corporations (including foreign governments), the Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code. If a Fund were eligible for and were to make the election, the amount of each shareholder’s distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder’s portion of the Fund’s foreign tax paid. A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of foreign taxes paid by a Fund would also be subject to certain limitations imposed by the Code.

If a Fund qualifies as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above-described 50% requirement. For this purpose, the term “qualified funds of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies.

The Funds make no assurances as to either the availability of any election discussed in this section or its willingness to make any such election.

Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S. currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders of a Fund. Certain of a Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments are likely to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of such Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders of such Fund.

Financial Products

A Fund’s investments in options, futures contracts, hedging transactions, forward contracts, and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Some of the Funds’ investments, such as certain option transactions and certain futures transactions may be “section 1256 contracts.” Gains and losses on section 1256 contracts are generally treated as 60% long-term capital and 40% short-term capital, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary in character. Section 1256 contracts held by the Fund at the end of a taxable year are “marked to market” for income tax purposes, meaning that unrealized gains or losses are treated as though they were realized (and treated on the 60/40 basis described above).

Certain positions undertaken by the Funds may constitute “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains or losses realized by a Fund. Losses realized by a Fund that are part of a straddle may be deferred beyond the point in time that they are realized. The straddle rules, if applicable, could increase the amount of short-term capital gain realized by such Fund which is taxed as ordinary income when distributed to shareholders. Certain income tax elections that a Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which a Fund, or a Subsidiary, may invest are not clear in various respects. As a result, the IRS could challenge such Fund’s methods of accounting for such contracts for tax purposes, and such a challenge could affect the status of such Fund as a regulated investment company.

The Funds may make short sales of securities. Short sales may increase the amount of short-term capital gains realized by a Fund, which is taxed as ordinary income to the shareholders when distributed. Short sales may also constitute “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of the Funds’ hedging activities including its transactions in options, and certain futures contracts may result in a difference between a Fund’s book income and taxable income. This difference may cause a portion of such Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require such Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders.

Securities Issued or Purchased at a Discount

A Fund may acquire debt obligations that have original issue discount. “Original issue discount” is the excess of a debt obligation’s stated redemption price at maturity over the obligation’s issue price. Under long-standing tax rules, a taxpayer that acquires an obligation with original issue discount generally is required to include the original issue discount in income on a constant yield-to-maturity basis without regard to when, or whether, payments are made on the obligation. Obligations owned by a Fund that have original issue discount may include investment in payment-in-kind securities, and certain other obligations. Obligations with original issue discount owned by a Fund will give rise to income that the Fund will be required to distribute even though the Fund does not receive an interest payment in cash on the obligation during the year. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. A Fund may realize gains or losses from such sales. If a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Some debt obligations that are acquired by the Funds in the secondary market may be treated as having market discount. “Market discount” is generally the excess of the stated redemption price of the bond at maturity over the basis of the bond immediately after its acquisition by the taxpayer. Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Funds may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

High-Risk Securities

The Funds may invest in debt obligations that are in the lowest rating categories or are unrated. Investments in debt obligations that are at risk of, or in default, present special tax issues for a Fund. The application of the tax rules with respect to these types of investments is complicated and will depend upon the application of the law to facts that may be unclear, which may result in uncertainty about the tax treatment of these investments (e.g., such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts, or worthless securities and how payments received on obligations in default should be allocated between principal and income). These and other related issues will be addressed by the Fund if the Fund invests in such securities in order to increase the likelihood that the Fund distributes sufficient income to avoid becoming subject to U.S. federal income or excise tax.

Transfers between Classes of a Single Fund

Exchanges of shares between classes of a single Fund are generally not taxable transactions. Certain “significant holders” of a Fund within the meaning of Treasury Regulation Section 1.368-3(c)(1) will be required to include in their federal income tax returns for the year of the exchange of one class of stock for another the information listed in Treasury Regulation Section 1.368-3(b). The term “significant holders” refers to shareholders of a Fund who own at least one percent (by vote or value) of the total outstanding shares of the Fund, as well as shareholders who own shares of the Fund (immediately before the exchange in question) having a tax basis of at least $1 million.

Real Estate Investment Trusts

If a Fund were to invest in REITs, its REIT equity securities could result in such Fund’s receipt of cash in excess of the REIT’s earnings. If a Fund receives such distributions all or a portion of these distributions will constitute a return of capital to the Fund. Receiving a return of capital distribution from a REIT will reduce the amount of income available to be distributed to Fund shareholders. Income from REIT securities generally will not be eligible for treatment as qualified dividend income.

Under Code Section 199A, a deduction of up to 20% is available for taxable years beginning before January 1, 2026, for taxpayers other than corporations for qualified business income from certain pass-through businesses, including “qualified REIT dividends” from REITs (i.e., ordinary REIT dividends other than capital gains dividends and REIT dividends designated as qualified dividend income). Qualified REIT dividends” are ordinary dividends from REITs other than capital gains dividends and REIT dividends designated as qualified dividend income. Under Treasury Regulations, a regulated investment company may pay and report “section 199A dividends” to its shareholders with respect its qualified REIT dividends. The amount of section 199A dividends that the Funds may pay and report to its shareholders is limited to the excess of the “qualified REIT dividends” that the Funds receives from REITs for a taxable year over the Funds’ expenses allocable to such dividends. A shareholder may treat section 199A dividends received on a share of a Fund as “qualified REIT dividends” if the shareholder has held the share for more than 45 days during the 91-day period beginning 45 days before the date on which the share becomes ex-dividend, but only to the extent that the shareholder is not under an obligation (under a short-sale or otherwise) to make related payments with respect to positions in substantially similar or related property. A shareholder may include 20% of the shareholder’s “qualified REIT dividends” in the computation of the shareholder’s “combined qualified business income amount” under Code Section 199A. Code Section 199A allows a taxpayer (other than a corporation) a deduction for a taxable year equal to the lesser of (A) the taxpayer’s “combined qualified business income amount” or (B) 20% of the excess of the taxpayer’s taxable income over the taxpayer’s net capital gain for the year.

Backup Withholding

The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any non-corporate shareholder who (i) fails to properly furnish a Fund with a correct taxpayer identification number (“TIN”), (ii) is identified by the IRS as otherwise subject to backup withholding, or (iii) fails to certify to a Fund that it is a U.S. person not subject to such withholding. The backup withholding tax rate is 24% for tax years beginning before January 1, 2026.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the IRS. A shareholder may normally avoid backup withholding by furnishing a properly completed IRS Form W-9. If a shareholder fails to furnish a valid TIN upon request, the shareholder can be subject to IRS penalties.

Cost Basis Reporting

The Funds (or their administrative agents) must report to the IRS and furnish to fund shareholders the cost basis information for every fund share purchased on or after January 1, 2012 (“covered shares”) when redeemed, exchanged or otherwise sold and whether the shares had a short-term or long-term holding period. In addition, the Funds must report the gross proceeds from the sale of all Fund shares (regardless of whether the shares are covered shares).

The Fund will allow shareholders to elect from among several IRS-accepted cost basis methods to calculate the cost basis of their covered shares. In the absence of such an election for covered shares by a shareholder, each Fund will use its default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Once a Fund shareholder has elected a cost basis reporting method, the election will apply to all future transactions in covered shares unless the shareholder revokes or changes the standing election. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation.

Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of an individual taxpayer and on the undistributed net investment income of certain estates and trusts, to the extent that such taxpayer’s gross income, as adjusted, exceeds a threshold amount. Net investment income includes interest and dividends (other than exempt-interest dividends), royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than property held in a non-passive trade or business). Net investment income also includes ordinary income and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares. Net investment income is reduced by deductions properly allocable to such income.

Other Tax Matters

Special tax rules not described in this discussion apply to investments through defined contribution plans, and other tax-qualified plans, as well as by tax-exempt entities. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and such entities and the precise effect of an investment on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions, possibly with retroactive effect.

The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations. Investors should consult their own tax advisor to determine the suitability of a particular Fund and the applicability of any federal, state, local, or foreign taxation.

Yield Disclosure and Performance Information

As noted in this SAI, each Fund may from time to time quote various performance figures in advertisements and investor communications to illustrate the Fund’s past performance. Performance information published by the Funds will be in compliance with rules adopted by the SEC. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. An explanation of the methods used by the Funds to compute or express performance is discussed below.

Average Annual Total Return

Total return for the Funds may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return or other performance data for the Funds will be limited to or accompanied by standardized information on the Fund’s average annual compounded rate of return over the most recent four calendar quarters, five years, 10 years (if applicable) and over the life of the Fund (i.e., the period from the Fund’s inception of operations through the end of the most recent calendar quarter). The average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period and assumes reinvestment (on the reinvestment date) of all distributions at net asset value and redemption at the end of the stated period. It is calculated according to the following standardized formula:

P(1+T)[n] = ERV where:

P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
n	=	number of years
ERV	=	ending redeemable value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year periods at the end of a 1-, 5- or 10-year periods (or fractional portion).

Average Annual Total Return (after taxes on distributions):

The Funds compute their average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions:

P(1+T)[n] = ATVD		where:
P	=	a hypothetical initial payment of $1,000.
T	=	average annual total return (after taxes on distributions).
n	=	number of years
ATVD	=	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions but not after taxes on redemptions.

Average Annual Total Return (after taxes on distributions and redemptions)

The Funds compute their average annual total return after taxes on distributions and redemptions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemptions:

P(1+T)[n] = ATVDR		where:

P	=	a hypothetical initial payment of $1,000.
T	=	average annual total return (after taxes on distributions and redemptions).
n	=	number of years
ATVDR	=	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemptions.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Funds’ shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Yield

As stated in the Prospectus, a Fund may also quote its current yield and, where appropriate, effective yield and tax equivalent yield in advertisements and investor communications.

Distribution Rate

Each Fund may also include a reference to its current distribution rate in investor communications and sales literature preceded or accompanied by the Prospectus, reflecting the amounts actually distributed to shareholders. All calculations of a Fund’s distribution rate are based on the distributions per share, which are declared, but not necessarily paid, during the fiscal year. The distribution rate is determined by dividing the distributions declared during the period by the net asset value per share on the last day of the period and annualizing the resulting figure. In calculating its distribution rate, each Fund uses the same assumptions that apply to its calculation of yield. The distribution rate will differ from a Fund’s yield because it may include capital gains and other items of income not reflected in the Fund’s yield, as well as interest income received by the Fund and distributed to shareholders which is reflected in the Fund’s yield. The distribution rate does not reflect capital appreciation or depreciation in the price of the Fund’s shares and should not be considered to be a complete indicator of the return to the investor on his investment.

Comparisons

From time to time, advertisements and investor communications may compare a Fund’s performance to the performance of other investments as reported in various indices or averages, in order to enable an investor better to evaluate how an investment in a particular Fund might satisfy his investment objectives. The Funds may also publish an indication of past performance as measured by Lipper Analytical Services, Inc., Morningstar or other widely recognized independent services that monitor the performance of mutual funds. The performance analysis will include the reinvestment of dividends and capital gains distributions, but does not take any sales charges into consideration and is prepared without regard to tax consequences. Independent sources may include the American Association of Individual Investors, Weisenberger Investment Companies Services, Donoghue’s Money Fund Report, Barron's, Business Week, Financial World, Money Magazine, Forbes, and The Wall Street Journal. Each such Fund may compare its performance to the Value Line Composite Index, the Russell 2000 and/or other widely recognized market indices. These indices are unmanaged indices of common stock prices. The performance of each index is based on changes in the prices of stocks comprising such index and assumes the reinvestment of all dividends paid on such stocks. Taxes, brokerage commissions and other fees are disregarded in computing the level of each index. The performance of a Fund may also be compared to compounded rates of return regarding a hypothetical investment of $10,000 at the beginning of each year, earning interest throughout the year at the compounding interest rates of 5%, 7.5% and 10%. In assessing any comparisons of total return or yield, an investor should keep in mind that the composition of the investments in a reported average is not identical to a Fund's portfolio, that such averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its total return or yield. In addition, there can be no assurance that a Fund will continue its performance as compared to any such averages.

Miscellaneous Information

Shareholders of the Fund who so request, may have their dividends paid out monthly in cash. Shareholders of the Fund, who so request, may have their dividends paid out quarterly in cash.

The shareholders of a Delaware business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of Trust assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust also provides that a Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of that Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund(s) of which a shareholder holds shares. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as investment companies as distinguished from operating companies would not likely give rise to liabilities in excess of a Fund’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Trust itself is unable to meet its obligations.

Financial Statements

Because the Fund has not yet commenced operations as of the date of this SAI, there are no audited financial statements for the Fund.

Appendix A

Description Securities Ratings

A debt obligation rating by Moody’s, Fitch, or S&P reflects their current assessment of the creditworthiness of an obligor with respect to a specific obligation. The purpose of the rating systems is to provide investors with a simple system of gradation by which the relative investment qualities of bonds may be noted. A rating is not a recommendation as to investment value, in as much as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or from other sources that the rating agencies deem reliable. The ratings are based on the opinion and judgment of the rating agencies and may prove to be inaccurate. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

Unless a modifier is included, all references in this SAI and the Funds’ Prospectus to a rating classification incorporate the full range of modifiers for the classification. For example, a reference to Moody’s “Baa” or S&P’s “BBB” quality rating incorporates Baa1 to Baa3 and BBB+ to BBB-, respectively.

The following is a description of the characteristics of ratings as recently published by Moody’s, Fitch and S&P.

Ratings by Moody’s (Moody’s Investors Service) (from Moody’s Investors Service, Rating Symbols and Definitions, December 2016).

Global Long-Term Rating Scale. Ratings assigned on Moody’s global long-term rating scale are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are judged to be medium grade and subject to moderate credit risk, and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Ratings by Fitch (Fitch Ratings) (from Fitch Ratings, Definitions of Ratings and Other Forms of Opinion, March 2017).

Long-Term Ratings Scales – Issuer Credit Rating Scales.

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities in global infrastructure and project finance. IDRs opine on an entity’s relative vulnerability to default on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA	Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A	High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB	Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB	Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.
B	Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC	Substantial credit risk. Default is a real possibility.
CC	Very high levels of credit risk. Default of some kind seems probable.
C	Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;
c.	the formal announcement by the issuer or their agent of a distressed debt exchange;

d.	a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD	Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced: an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:
a.	the selective payment default on a specific class or currency of debt;
b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

D	Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

Ratings of Structured, Project & Public Finance Obligations – Long-Term Rating Scales

Ratings of structured finance, project finance and public finance obligations on the long-term scale, including the financial obligations of sovereigns, consider the obligations’ relative vulnerability to default. These ratings are typically assigned to an individual security or tranche in a transaction and not to an issuer.

AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA	Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A	High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB	‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.
B	Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC	Substantial credit risk. Default is a real possibility.
CC	Very high levels of credit risk. Default of some kind appears probable.
C	Exceptionally high levels of credit risk. Default appears imminent or inevitable.
D	Default. Indicates a default. Default generally is defined as one of the following:
a.	Failure to make payment of principal and/or interest under the contractual terms of the rated obligation; b.
b.	The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or c.
c.	The distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid a probable payment default.

Structured Finance Defaults. “Imminent” default, categorized under ‘C’, typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the ‘C’ category.

Structured Finance Writedowns. Where an instrument has experienced an involuntary and, in the agency’s opinion, irreversible “writedown” of principal (i.e. other than through amortization, and resulting in a loss to the investor), a credit rating of ‘D’ will be assigned to the instrument. Where the agency believes the “writedown” may prove to be temporary (and the loss may be “written up” again in future if and when performance improves), then a credit rating of ‘C’ will typically be assigned. Should the “writedown” then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the “writedown” later be deemed as irreversible, the credit rating will be lowered to ‘D’.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term Rating category, or categories below ‘B’.

Ratings by S&P (Standard & Poor’s Ratings Group) (from Standard & Poor’s Ratings Definitions, August 2016)

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations: likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation and the promise Standard & Poor’s imputes; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights. Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C. Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.
C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR	This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

APPENDIX B – SUBADVISER PROXY VOTING GUIDELINES

General

Radiant’s authority to vote proxies or act on other shareholder actions on behalf of its clients is established under the delegation of discretionary authority under the investment advisory agreement with its clients. Unless a client (including a “named fiduciary” under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action in other corporate actions, Radiant will vote all proxies or act on all other actions received in sufficient time prior to their deadlines as part of its full discretionary authority over the assets.

Proxies on securities will be voted for the exclusive benefit of and in the best economic interest of Radiant clients, as determined by Radiant in good faith. Such voting responsibilities will be exercised in a manner that is consistent with the general anti-fraud provisions of the Investment Advisers Act of 1940, as amended.

To the extent that Radiant invests in securities other than non-voting securities and has authority to vote proxies for such securities, Radiant will ensure that it maintains the appropriate records of how it voted these securities and provide those records within the appropriate time frame for the public filing of Form N- PX no later than August 31 of each year containing information in respect of the previous twelve-month period ending June 30. Radiant may engage the services of an independent third party to fulfill its voting and recordkeeping obligations.

Voting Guidelines

Proxy voting is a key dimension in Radiant’s efforts to carefully consider Environmental, Social, and Governance (ESG) factors in all aspects of its investment process. Radiant’s ethos is to approach public equities investing with an ‘impact mindset’ which requires voting proxies in a careful and considered way, putting client interest first, for all accounts for which Radiant has the power to vote. Specifically, Radiant defines ‘best interest’ as meaning best long-run economic interest, taking into consideration nuances of a company’s given industry, its regulatory environment, its relationship to its stakeholders, and its ESG profile. Radiant believes this approach is consistent with its fiduciary duty to its clients.

Radiant has selected Institutional Shareholder Services (ISS) as its outsourced service provider for proxy research and execution. ISS provides proxy- and regulation-related research, voting recommendations, voting agent services (i.e. proxy voting), and recordkeeping. Additionally, they provide functionality that allows for easy production of proxy reporting metrics. Typically, Radiant will follow ISS’ recommendations for voting given its alignment with ISS’ Sustainability Proxy Voting Guidelines, but leaves the door open to voting against the ISS recommendation as merited on a case-by-case basis. Radiant will elect to vote differently than ISS’ recommendation if it views a particular recommendation as not being in its clients’ best interest.

The details of ISS’ Sustainability Proxy Voting Guidelines can be found here: https://www.issgovernance.com/policy-gateway/voting-policies/

Radiant’s policies are consistent with its belief that companies with stronger ESG profiles will benefit economically relative to their peers. Further, Radiant believes that, by pushing all companies to adopt ESG best practices, the aggregate economy will benefit. In this way, ESG-focused proxy voting is viewed as both an ‘alpha’ and a ‘beta’ pursuit. Radiant’s voting policy encourages companies to control their own narrative (disclosure) and their own evolutionary path (action) when it comes to ESG matters, as opposed to being backed into a corner by regulation, taxation, or the simple physical limits of the planet. Radiant’s voting practice includes the following general commitments:

Environmental issues

Radiant commits to voting for increased disclosure of relevant environmental data, voting for proposals related to reducing negative environmental impacts and/or improving positive impacts. Of specific interest are proposals associated with tangible action to reduce GHG emissions, the production and use of single- use plastics, and micro-plastics.

Social Issues

Radiant commits to voting for increased disclosure of data related to all aspects of a company’s ‘social’ profile. The Firm notes a troubling absence of company-reported information on ‘S’ concepts that must be remedied in order to understand the risks shareholders face along this dimension. Of specific interest are proposals aimed at increasing disclosure of race and ethnicity (as permitted by law), increasing representation for women and historically under-represented groups in management, increasing supply chain transparency, increasing disclosure of animal testing and support for the adoption of strong ethical policies including the ‘three Rs’ and proposals aimed at disclosure and reduction workplace violence and discrimination.

Governance Issues

Radiant endeavors to vote all proxies. However, in very limited circumstances, there may be foreign market practices that discourage voting. An example would be countries that require ‘share blocking’, a practice that prevents the sale of shares prior to and after the voting date. This practice varies significantly on a country-by-country basis, but to the extent Radiant believes it may be limited in its ability to actively manage portfolios on its clients’ behalf, it will refrain from voting. Another example would be the ‘beneficial owner’ or ‘POA’ requirement, in which the beneficial owner of the security must vote in person, or a representative with power of attorney must be designated. The former is impractical and the latter is cumbersome, expensive, and often ineffective. More benign voting impediments would be delayed receipt of proxy materials or voting limits for foreign shareholders.

Radiant commits to voting in support of independence and diversity at the Board level. The Firm will support initiatives to bolster shareholder rights (including voting against dual classes of stock). Radiant believes that shareholders should have a voice in executive compensation and severance packages and will vote accordingly, as well as voting for increased disclosure of political donations, charitable activity, and lobbying efforts.

Informed voting

Radiant believes that, as shareholders, rights and responsibilities to influence a company’s path of travel through Voting should be exercised. It is therefore important to understand the current regulatory and business framework in which that company operates, the nature of the industry of which the company is a member, and best practices with respect to corporate governance, environmental, and social policy.

Radiant uses a number of sources to research how management and shareholder proposals are aligned with (or against) what it believes to be in the best long-term interest of investors. A primary source of information is ISS, Radiant’s outsourced proxy voting provider. Radiant also uses a variety of publicly available sources focused on regulatory and legal analysis, not-for-profit organizations focused on key social or environmental themes, as well as considering the public stances of large asset owners who typically have well-researched opinions.

Proxy Voting Oversight

Radiant’s Investment Forum will provide oversight of Radiant’s Proxy Voting practices. The Investment Forum is comprised of portfolio management, compliance and other senior professionals. It is charged with reviewing the most recent proxy voting metrics, potential conflicts of interest and Proxy Voting Policy overrides. The CCO or a person acting in a like capacity, shall be ultimately responsible for ensuring that all proxies are voted in a timely manner and voted consistently across all portfolios or in accordance with any specific written instructions provided by Radiant or its clients.

Radiant’s Proxy Voting Policy is reviewed annually for both compliance (tests for adherence to the Policy) and continued relevance and effectiveness. Policy changes are therefore annual, always with the goal of evolving our proxy voting policy to reflect the best interests of our clients.

On an annual basis (or more frequently, if merited), Radiant formally evaluates the performance of the outsourced service provider, with a focus on three key criteria: 1) the quality of the providers voting research and recommendations, 2) the accuracy of voting per Radiant’s Proxy Voting Policy, and 3) service provider business strength as measured by client service, absence of conflicts of interest, going concern risk, corporate activity that may compromise the services it receives, and service provider ethics.

Conflicts of Interest

Where a proxy proposal raises a material conflict of interest between Radiant interests and that of one or more its clients, Radiant shall resolve such conflict in the manner described below:

a.	To the extent that Radiant has no discretion to deviate from the pre-determined voting policy with respect to the proposal in question, Radiant will vote in accordance with the policy.

b.

To the extent that Radiant has discretion to deviate from the pre-determined voting policy with respect to the proposal in question, Radiant shall disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the clients will include sufficient detail regarding the matter to be voted on and the nature of the conflict so that the clients would be able to make an informed decision regarding the vote. When a client does not respond to such a conflict disclosure request or denies the request, Radiant will abstain from voting the securities held by that client’s account.

Limitations

In certain circumstances, in accordance with a client’s investment advisory agreement (or other written directive) or where Radiant has determined that it is in the client’s best interest, Radiant will not vote proxies received. The following are some circumstances where Radiant will limit its role in voting proxies received on client securities:

a.	Client Maintains Proxy Voting Authority: Where a client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, Radiant will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. Any proxy material received by Radiant will promptly be forwarded to the client.

b.	Limited Value or Terminated Account: If Radiant concludes that the client’s economic interest or the value of the portfolio holding is indeterminable or insignificant, Radiant will abstain from voting a client’s proxies. Radiant will also abstain from voting a client’s proxies where a proxy is received for a client’s account that has been terminated. Regardless of any applicable record date of an issuer, Radiant will not vote proxies received for securities that are no longer held in a client’s account.

c.	Unjustifiable Costs: In certain circumstances, after doing a cost-benefit analysis, Radiant may abstain from voting where the cost of voting a client’s proxy would exceed any anticipated benefits of the proxy proposal.

d.	Shareblocking countries which prohibit the sale of securities for a period of time before and after the vote date.

Disclosure to Clients

Rule 206(4)-6 under the Advisers Act requires registered investment advisers to provide clients with a concise summary of Radiant’s proxy voting policies and procedures and, upon request, to provide clients with a copy of such policies and procedures.

Radiant describes its proxy voting policies and procedures and advise clients how they may obtain information on how Radiant voted their securities in Part 2 of its Form ADV. Clients may obtain information on Radiant’s policies and procedures by written request addressed to Radiant.

Radiant will provide summaries on voting activities to clients who have made the requests, usually at quarterly intervals. These reports shall contain both quantitative and qualitative information.

Record Keeping

In accordance with Rule 204-2 under the Advisers Act, Radiant will maintain for the time periods set forth in the Rule:

a.	This policy and any amendments thereto;

b.	All proxy statements received regarding client securities (provided however, that Radiant may rely on the proxy statement filed on EDGAR as its records so long as it maintains a separate record identifying the statements that were received and relied upon);

c.	A record of votes cast on behalf of clients (Radiant may rely on records of proxy votes maintained by a proxy voting service if the service has undertaken to provide a copy of such records promptly upon request);

d.	Records of client requests for proxy voting information and Radiant’s written responses to written or oral requests;

e.	Any documents prepared by Radiant that were material to making a decision as to how to vote or that memorialized the basis for the decision; and

f.	Records relating to requests made to clients regarding conflicts of interest in voting the proxy.

Form N-PX. Rule 30b1-4 under the 1940 Act requires mutual funds, as registered investment companies, to file, by August 31 of each year, their complete proxy voting records on Form N-PX for the 12-month period ended June 30. The CCO or person acting in a like capacity will review all reports on Form N-PX of the mutual fund clients of Radiant and assist the funds in the timely filing of all such reports on Form N-PX.

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	Articles of Incorporation

(1)	Agreement and Declaration of Trust dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, as filed on October 31, 2006 (Accession No. 0001144204-06-044588).

(2)	Certificate of Trust dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, as filed on October 31, 2006 (Accession No. 0001144204-06-044588).

	(3)	Amendment dated November 17, 2011 to the Certificate of Trust dated August 8, 2006 –is incorporated by reference to Post-Effective Amendment No. 58, as filed on December 31, 2019 (Accession No: 0001398344-18-018815).

	(4)	Amendment to the Agreement and Declaration of Trust dated August 8, 2006 (to be filed by subsequent amendment).

(b)	(1)	By-Laws dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement, as filed on December 29, 2006 (Accession No. 0001144204-06-054892).

	(2)	Amendment dated May 7, 2020 to Bylaws dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement, as filed on December 29, 2020 (Accession No. 0001398344-20-025205).

(c)	Provisions defining the rights of securities holders are contained in Article III and Article V of the Registrant’s Declaration of Trust (incorporated herein by reference to Exhibit (a)(1) of this filing) and Article II of the Registrant’s By-Laws (incorporated herein by reference to Exhibit (b)(1) of this filing).

(d)	Investment Advisory Contracts

	(1)	Amended and Restated Investment Advisory Agreement dated March 4, 2022, between Shelton Funds and CCM Partners, is incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement, as filed on January 11, 2023 (Accession No. 0001387131-23-000259).

	(2)	Investment Advisory Agreement dated February 14, 2013 between Shelton Funds, on behalf of the Shelton Sustainable Equity Fund (formerly known as the Shelton Green Alpha Fund) and CCM Partners is incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, as filed on December 28, 2017. (Accession No. 0001398344-17-016363).

(3)	Amendment No. 1 to the Investment Advisory Agreement dated February 14, 2013, between Shelton Funds, on behalf of the Shelton Sustainable Equity Fund (formerly known as the Shelton Green Alpha Fund), is incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement, as filed on January 11, 2023 (Accession No. 0001387131-23-000259).

(3)	Investment Advisory Agreement between Shelton Funds, on behalf of the Radiant U.S. Smaller Companies Fund, and CCM Partners (to be filed by subsequent amendment).

(4)	Investment Sub-Advisory Agreement between Shelton Funds, on behalf of the Radiant U.S. Smaller Companies Fund, CCM Partners, and Radiant Global Investors LLC (to be filed by subsequent amendment).

(e)	Underwriting Contracts

(1)	Distribution Agreement dated February 8, 2018 between Shelton Funds and RFS Partners, LP is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement, as filed on December 29, 2020 (Accession No. 0001398344-20-025205).

(2)	Amended and Restated Appendix A dated February 6, 2020 to Amended & Restated Underwriting Agreement dated February 8, 2018 is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement, as filed on December 29, 2020 (Accession No. 0001398344-20-025205).

	(3)	Amendment No. 1 dated November 12, 2020 to the Distribution Agreement dated February 8, 2018 is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement, as filed on December 29, 2020 (Accession No. 0001398344-20-025205).

	(4)	Amended and Restated Appendix A to Amended & Restated Underwriting Agreement dated February 8, 2018 with respect to the Radiant U.S. Smaller Companies Fund (to be added by subsequent amendment).

(f)	Bonus or Profit Sharing Contracts - Not applicable.

(g)	Custodian Agreements
(1)	Amended and Restated Custody Agreement dated December 12, 2017 between Shelton Funds and U.S. Bank National Association is incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, as filed on December 28, 2017 (Accession No. 0001398344-17-016363).

(2)	Amendment No. 1 to the Amended and Restated Custody Agreement Dated December 12, 2017 between Shelton Funds and U.S. Bank National Association (to be filed by subsequent amendment).

(h)	Other Material Contracts

	(1)	Restated Administration Services Agreement dated January 1, 2007 between Shelton Funds (f/k/a California Investment Trust) and CCM Partners, LP is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement, as filed on December 29, 2006 (Accession No. 0001144204-06-054892).

	(2)	Amendment No. 1 dated effective as of January 1, 2011, to the Restated Administration Agreement dated January 1, 2007 between Shelton Funds and CCM Partners, LP is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement, as filed on December 29, 2020 (Accession No. 0001398344-20-025205).

	(3)	Amended and Restated Fund Administration Servicing Agreement between Shelton Funds, SCM Trust, and Gemini Fund Services, LLC dated September 1, 2019 is incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement, as filed on December 27, 2019 (Accession No. 0001398344-19-023196).

	(4)	Amended & Restated Shareholder Services Plan dated March 8, 2024 is incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement, as filed on December 30, 2024 (Accession No. 0001999371-24-015924).

	(5)	Amended & Restated Shareholder Services Plan (to be filed by subsequent amendment).

	(6)	Expense Limitation Letter dated November 19, 2024 with respect to the Nasdaq-100 Index Fund and the U.S. Government Securities Fund is incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement, as filed on December 30, 2024 (Accession No. 0001999371-24-015924).

	(7)	Expense Limitation Letter with respect to the Radiant U.S. Smaller Companies Fund (to be filed by subsequent Amendment).

(i)	Legal Opinion and Consent of Counsel as to legality of shares.

	(1)	Opinion of Paul, Hastings, Janofsky & Walker LLP is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement, as filed on December 29, 2006 (Accession No. 0001144204-06-054892).

	(2)	Opinion of Davis Graham & Stubbs LLP with respect to the Institutional Class of the Nasdaq-100 Index Fund is incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, as filed on March 4, 2022 (Accession No. 0001387131-22-003192).

	(3)	Opinion of Davis Graham & Stubbs LLP with respect to the Institutional Class of the Shelton Sustainable Equity Fund (formerly known as the Shelton Green Alpha Fund) is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement, as filed on October 7, 2022 (Accession No. 0001387131-22-010344).

	(4)	Opinion of Davis Graham & Stubbs LLP with respect to the Radiant U.S. Smaller Companies Fund (to be filed by subsequent amendment).

(j)	Other Opinions

	(1)	Consent of Cohen & Company, Ltd. with respect to the Green California Tax-Free Income Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund, U.S. Government Securities Fund, The United States Treasury Trust, and Shelton Sustainable Equity Fund is incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement, as filed on December 30, 2024 (Accession No. 0001999371-24-015924).

	(2)	Consent of independent registered public accountant with respect to the Radiant U.S. Smaller Companies Fund (to be filed by subsequent amendment).

(k)	Omitted Financial Statements - Not applicable.

(l)	Initial Capital Agreement - Not applicable.

(m)	(1)	Amended and Restated Distribution and Services Plan dated February 8, 2018 is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement, as filed on December 29, 2020 (Accession No. 0001398344-20-025205).

	(2)	Amended and Restated Distribution and Services Plan dated February 8, 2018, as revised August 23, 2023, is incorporated by reference to Post-Effective Amendment No. 72, as filed on December 29, 2023 (Accession No. 0001999371-23-001333).

(n)	(1)	Amended and Restated Rule 18f-3 Plan is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement, as filed on October 7, 2022 (Accession No. 0001387131-22-010344).

	(2)	Amended and Restated Rule 18f-3 Plan (to be filed by subsequent amendment).

(o)	Reserved.

(p)	Code of Ethics.

	(1)	Joint Code of Ethics of Shelton Funds, SCM Trust, Shelton Capital Management and RFS Partners, LP, is incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, as filed on December 28, 2017 (Accession No. 0001398344-17-016363).

	(2)	Code of Ethics of Radiant Global Investors LLC (to be filed by subsequent amendment).

(q)	Other.

	(1)	Powers of Attorney is incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, as filed on December 28, 2017 (Accession No. 0001398344-17-016363).

(2)	Secretary’s Certificate pursuant to Rule 483(b) – is incorporated by reference to Post-Effective Amendment No. 58, as filed on December 31, 2018 (Accession No: 0001398344-18-018815).

Item 29. Persons Controlled by or under Common Control with Registrant.

As of the date of this Post-Effective Amendment, to the knowledge of the Registrant, the Registrant did not control any other person, nor was it under common control with another person.

Item 30. Indemnification

Article VII of the Registrant’s Declaration of Trust provides that a trustee or officer of the Trust who is or was serving at the request of the Trust as a trustee or officer shall not be liable to the Trust or to any Shareholder in his capacity as a trustee or officer except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such trustee or officer. A trustee also shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, and to the fullest extent that limitations on the liability of trustees and officers are permitted by the Delaware Statutory Trust Act or other applicable law, a trustee or officer shall not be responsible or liable in any event for any act, omission, neglect or wrongdoing of any other agent of the Trust, and/or of any officer, employee, consultant, investment adviser, principal underwriter, administrator, fund accountant or accounting agent, custodian, transfer agent, dividend disbursing agent and/or shareholder servicing agent of the Trust.

Article VII also provides that the Trust shall indemnify, out of Trust property, to the fullest extent permitted under applicable law, any trustee or officer of the Trust who was or is a party or is threatened to be made a party to any legal proceeding by reason of the fact that such person is or was a trustee or officer of the Trust, against all expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if the person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful. Further, the termination of any proceeding by judgment, order or settlement does not of itself create a presumption that such person did not act in good faith or that such person had reasonable cause to believe that such person’s conduct was unlawful. Notwithstanding the foregoing, the Trust is not permitted to indemnify trustees or officers against such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of their duties as an officer or trustee. The Declaration of Trust also provides that a trustee or officer may receive advancement of expenses in defending any proceeding or action involving such person’s conduct as a trustee or officer of the Trust. The Declaration of Trust provides that any indemnification under Article VII shall be made by the Trust if authorized in the specific case on a determination that indemnification of the Trustee or officer is proper in the circumstances by a majority vote of independent trustees or by independent legal counsel in a written opinion.

Additionally, with respect to indemnification against liability incurred by Registrant’s underwriter, reference is made to Section 7 of the Amended and Restated Distribution Agreement dated February 8, 2018 between Registrant and RFS Partners. With respect to indemnification against liability incurred by Registrant’s investment adviser, reference is made to Section 11 of each of the Investment Advisory Agreements dated (i) January 1, 2007; and (ii) February 14, 2013 and effective as of March 8, 2013; respectively, between the Registrant and Shelton Capital Management.

Item 31. Business and Other Connections of Investment Adviser.

Shelton Capital Management, a California Limited Partnership, is the Registrant’s investment adviser with respect to these Funds. Shelton Capital Management is also the investment adviser to SCM Trust, a diversified, open-end management investment company with 9 series funds. The principal business address of Shelton Capital Management is 1125 17th Street, Suite 2550, Denver, CO 80202.

Name	Position with Shelton Capital Management	Other Business Connections*	Type of Business
Stephen C. Rogers	Chief Executive Officer	Chief Executive Officer, President of RFS Partners, LP	Distributor; Registered Investment Adviser
Nick Griebenow	Portfolio Manager	None	Not Applicable
Tony Jacoby	Portfolio Manager	None	Not Applicable
Barringer H. Martin	Portfolio Manager	Registered representative of RFS Partners, LP	Distributor
William P. Mock	Portfolio Manager	None	Not Applicable
Gregory T. Pusch	General Counsel, Chief Compliance Officer	General Counsel of RFS Partners, LP	Distributor
Jeffrey Rosenkranz	Portfolio Manager	None	Not Applicable
Derek Izuel	Chief Investment Officer, Portfolio Manager	None	Not Applicable
Justin Sheetz	Portfolio Manager	None	Not Applicable
Bruce Kahn	Portfolio Manager	None	Not Applicable
Peter Higgins	Head of Fixed Income & Senior Fixed Income Lead Portfolio Manager	None	Not Applicable

*	The principal place of business of RFS Partners is 1125 17th Street, Suite 2550, Denver, CO 80202.

For additional information, please see Part A of this Registration Statement.

Radiant Global Investors LLC

The investment sub-adviser for the Radiant U.S. Smaller Companies Fund is Radiant Global Investors LLC (“Radiant”), located at 21 Orinda Way, Suite C-546, Orinda, CA 94563.

Information as to the directors and officers of Radiant, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Radiant in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-123268) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 32. Principal Underwriters

RFS Partners, LP (“RFS Partners”) is the principal underwriter of the Funds, and in that capacity distributes the shares of the Funds. RFS Partners also serves as the principal underwriter of SCM Trust. Certain limited partners of RFS Partners also serve as officers and/or trustees of the Registrant.

To the best of Registrant’s knowledge, the Directors and Officers of RFS Partners are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Officers with Fund
Stephen C. Rogers	Chief Executive Officer, President	Trustee, Principal Executive Officer
Richard F. Shelton, Inc.	General Partner	None
Dennis Patrick Clark	Limited Partner	None
Carrie Worcester Della Flora	Chief Compliance Officer	None
Barringer Harold Martin	Limited Partner	None

*	The Principal Business Address of each Director and Officer of RFS Partners is 1125 17th Street, Suite 2550, Denver, Colorado, 80202.

Item 33. Locations of Accounts and Records.

Accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are kept at the following offices: (1) Gemini Fund Services, LLC, c/o Ultimus Fund Solutions, 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022; (2) Shelton Capital Management, 1125 17th Street, Suite 2550, Denver, CO 80202; and (3) Radiant Global Investors LLC, 21 Orinda Way, Suite C-546, Orinda, CA 94563.

Item 34. Management Services

All management-related service contracts are discussed in Part A or Part B of this Registration Statement.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Denver, the State of Colorado, on the 3rd day of January, 2025.

SHELTON FUNDS

(Registrant)

By	/s/ Stephen C. Rogers*
Stephen C. Rogers, Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen C. Rogers**	Principal Executive Officer and Trustee	January 3, 2025
Stephen C. Rogers

/s/ Kevin T. Kogler**	Trustee	January 3, 2025
Kevin T. Kogler

/s/ Stephen H. Sutro**	Trustee	January 3, 2025
Stephen H. Sutro

/s/ Marco L. Quazzo***	Trustee	January 3, 2025
March L. Quazzo

/s/ William P. Mock**	Principal Financial and Accounting Officer	January 3, 2025
William P. Mock

*	Signed by Gregory T. Pusch pursuant to Secretary’s Certificate pursuant to Rule 483(b), filed with Post-Effective Amendment to the Registration Statement filed on December 31, 2018.

**	Signed by Gregory T. Pusch pursuant to Powers of Attorney dated May 19, 2017.

***	Signed by Gregory T. Pusch pursuant to Powers of Attorney dated May 22, 2017.

EXHIBIT INDEX

None.